SEC. File Nos. 2-47749
811-2333

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No.  54
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  37

NEW  PERSPECTIVE  FUND,  INC.
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
MICHAEL  J. FAIRCLOUGH, ESQ.
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California  90071
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on December 1, 2001, pursuant to paragraph (b) of rule 485.

[AMERICAN FUNDS(SM) - logo]


                           New Perspective Fund/(R)/

                                   Prospectus



         TABLE OF CONTENTS
------------------------------------------------------
   1      Risk/Return Summary
------------------------------------------------------
   4      Fees and Expenses of the Fund
------------------------------------------------------
   5      Investment Objectives, Strategies and Risks
------------------------------------------------------
   8      Management and Organization
------------------------------------------------------
  10      Shareholder Information
------------------------------------------------------
  11      Choosing a Share Class
------------------------------------------------------
  13      Purchase and Exchange of Shares
------------------------------------------------------
  14      Sales Charges
------------------------------------------------------
  16      Sales Charge Reductions and Waivers
------------------------------------------------------
  17      Plans of Distribution
------------------------------------------------------
  18      How to Sell Shares
------------------------------------------------------
  19      Distributions and Taxes
------------------------------------------------------
  20      Financial Highlights
------------------------------------------------------


 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to make your investment grow over time by investing in stocks of companies located around the world. Providing you with future income is a secondary objective.

 The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
[bar chart]
1991  22.64%
1992   3.98
1993  26.98
1994   2.97
1995  20.43
1996  17.28
1997  14.98
1998  28.53
1999  40.07
2000  -7.24
[end bar chart]

       Highest/lowest quarterly results during this time period were:


        HIGHEST                     22.17%  (quarter ended December 31, 1999)
        LOWEST                      -10.21%  (quarter ended September 30, 1998)



   The year-to-date result was -17.58% for the nine months ended September 30,
                                    2001.



                                     2
NEW PERSPECTIVE FUND / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's investment results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A - began 3/13/73
 (with the maximum sales charge     -12.59%     16.24%     15.60%      14.92%
 imposed)
 ------------------------------------------------------------------------------
 MSCI World Index/1/                -12.92%     12.53%     12.43%      11.72%
 ------------------------------------------------------------------------------
 MSCI USA Index/2/                  -12.54%     18.41%     17.67%      12.87%
 ------------------------------------------------------------------------------


 1 The Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Morgan Stanley Capital International USA Index measures the U.S. portion of the world market. This index is unmanaged and does not reflect sales charges, commissions or expenses.



                                     3
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       5.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charge is reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


                                                           CLASS A  CLASS B  CLASS C/1/   CLASS F/1/
 ----------------------------------------------------------------------------------------------------
 Management Fees                                            0.40%    0.40%     0.40%        0.40%
 ----------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/2/                0.24%    1.00%     1.00%        0.25%
 ----------------------------------------------------------------------------------------------------
 Other Expenses                                             0.14%    0.17%     0.36%        0.25%
 ----------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.78%    1.57%     1.76%        0.90%
 ----------------------------------------------------------------------------------------------------


 1 Annualized.
 2 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $650               $810              $  983             $1,486
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $660               $896              $1,055             $1,655
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $160               $496              $  855             $1,655
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $279               $554              $  954             $2,073
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $179               $554              $  954             $2,073
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 92               $287              $  498             $1,108
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.




                                     4
NEW PERSPECTIVE FUND / PROSPECTUS

 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund's primary investment objective is to provide you with long-term growth of capital. Future income is a secondary objective. The fund invests primarily in common stocks, including growth-oriented stocks, on a global basis to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships.

 The values of equity securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social and economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. Investments in securities issued by entities based outside the U.S. may be affected by the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices, but it also could reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent above average long-term growth opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.



                                     5
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ---------------------------------------------------------------------------
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A - began 3/13/73          -7.24%     17.63%     16.29%      15.16%
 (with no sales charge imposed)
 ---------------------------------------------------------------------------
 MSCI World Index/1/             -12.92%     12.53%     12.43%      11.72%
 ---------------------------------------------------------------------------
 MSCI USA Index/2/               -12.54%     18.41%     17.67%      12.87%
 ---------------------------------------------------------------------------


 1 The Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Morgan Stanley Capital International USA Index measures the U.S. portion of the world market. This index is unmanaged and does not reflect sales charges, commissions or expenses.



                                     6
NEW PERSPECTIVE FUND / PROSPECTUS

 HOLDINGS BY INDUSTRY AS OF SEPTEMBER 30, 2001:

[pie chart]
Pharmaceuticals 11.83%
Media 5.85%
Oil & Gas 5.68%
Banks 5.29%
Metals & Mining 4.57%
Other Industries 56.23%
Bonds & Notes 0.33%
Cash & Equivalents 10.22%
[end pie chart]




                               PERCENT OF                                          PERCENT OF
 PERCENT INVESTED BY COUNTRY   NET ASSETS        TEN LARGEST INDIVIDUAL HOLDINGS   NET ASSETS
 ---------------------------------------------------------------------------------------------
 Asia/Pacific Rim                12.2%           AstraZeneca                         3.44%
                                                 ---------------------------------------------
  Japan                           7.7            Philip Morris                       3.00
                                                 ---------------------------------------------
  Australia                       1.8            Pfizer                              2.41
                                                 ---------------------------------------------
  Taiwan                          1.4            Viacom                              1.44
                                                 ---------------------------------------------
  South Korea                     1.3            American International Group        1.44
 -------------------------------------------     ---------------------------------------------
 Europe                          26.7%           ING Groep                           1.43
                                                 ---------------------------------------------
  United Kingdom                  7.8            AT&T                                1.33
                                                 ---------------------------------------------
  Netherlands                     4.4            Nestle                              1.30
                                                 ---------------------------------------------
  France                          3.2            Shionogi                            1.24
                                                 ---------------------------------------------
  Germany                         2.3            AOL Time Warner                     1.24
                                                 ---------------------------------------------
  Switzerland                     1.9
  Finland                         1.7
  Ireland                         1.5
  Italy                           1.4
  Sweden                          1.1
  Norway                           .8
  Denmark                          .5
  Russia                           .1
 -------------------------------------------
 The Americas                    50.3%
  United States                  43.1
  Canada                          5.2
  Mexico                          1.0
  Brazil                          1.0
 -------------------------------------------
 Other                            0.6%
 -------------------------------------------
 Cash & Cash Equivalents         10.2%






 Because the fund is actively managed, its holdings will change from time to time.

 For updated information on the fund's portfolio holdings, please access the American Funds website at www.americanfunds.com.



                                     7
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for New Perspective Fund are:




 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)                EXPERIENCE           (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 -----------------------------------------------------------------------------------------------------------
 GREGG E. IRELAND                      9 years             Senior Vice President, Capital Research and
 Director and Executive          (plus 7 years prior       Management Company
 Vice President                experience as a research
                              professional for the fund)   Investment professional for 28 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
 -----------------------------------------------------------------------------------------------------------
 THIERRY VANDEVENTER                  23 years             Director, Capital Research and Management Company
 Senior Vice President           (plus 5 years prior
                               experience as a research    Investment professional for 38 years, all with
                              professional for the fund)   Capital Research and Management Company or
                                                           affiliate

 -----------------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN                       4 years             Senior Vice President, Capital Research Company
 Vice President
                                                           Investment professional for 16 years in total;11
                                                           years with Capital Research and Management
                                                           Company or affiliate

 -----------------------------------------------------------------------------------------------------------
 MARK E. DENNING                       9 years             Director, Capital Research and Management Company
                                 (plus 4 years prior
                               experience as a research    Investment professional for 19 years, all with
                              professional for the fund)   Capital Research and Management Company or
                                                           affiliate

 -----------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                        3 years             Senior Vice President and Director, Capital
                                 (plus 6 years prior       Research Company
                               experience as a research
                              professional for the fund)   Investment professional for 14 years in total;10
                                                           years with Capital Research and Management
                                                           Company or affiliate
 -----------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE              less than one year        Senior Vice President, Capital Research and
                                (plus 14 years prior       Management Company
                               experience as a research
                              professional for the fund)   Investment professional for 16 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
 -----------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL                      2 years             Senior Vice President, Capital Research and
                                                           Management Company

                                                           Investment professional for 16 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
 -----------------------------------------------------------------------------------------------------------
 DINA N. PERRY                         9 years             Senior Vice President, Capital Research and
                                                           Management Company

                                                           Investment professional for 24 years in total;10
                                                           years with Capital Research and Management
                                                           Company
 -----------------------------------------------------------------------------------------------------------





                                     8
NEW PERSPECTIVE FUND / PROSPECTUS

[This page is intentionally left blank for this filing.]

                                           NEW PERSPECTIVE FUND / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.


                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS


                       Call toll-Free from anywhere in the U.S.
                                (8 a.m. to 8 p.m. ET):
                                    800/421-0180

                          Access the American Funds Website
                                www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080



 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.



                                     10
NEW PERSPECTIVE FUND / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . how long you expect to own the shares;

 . how much you intend to invest;

 . total expenses associated with owning shares of each class;

 . whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

 . Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

 . Class F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.



                                     11
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES


  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       up to 5.75% (reduced or eliminated for purchases
                             of $25,000 or more)
  Contingent deferred        none (except on certain redemptions on purchases
  sales charge               of $1 million or more made without an initial
                             sales charge)
  12b-1 fees                 up to 0.25% annually
  Dividends                  higher than other classes due to lower annual
                             expenses
  Purchase maximum           none
  Conversion                 none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        starts at 5.00% and declines until it reaches 0%
  sales charge               after six years
  12b-1 fees                 1.00% annually
  Dividends                  lower than Class A and F shares due to higher
                              distribution fees and other expenses, but higher
                             than Class C shares due to lower other expenses
  Purchase maximum           $100,000
  Conversion                 automatic conversion to Class A shares after eight
                             years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        1.00% if shares are sold within one year after
  sales charge               being purchased
  12b-1 fees                 1.00% annually
  Dividends                  lower than other classes due to higher
                             distribution fees and other expenses
  Purchase maximum           $500,000
  Conversion                 automatic conversion to Class F shares after ten
                             years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        none
  sales charge
  12b-1 fees                 currently 0.25% annually (may not exceed 0.50%
                             annually)
  Dividends                  higher than Class B and C shares due to lower
                                distribution fees, but typically lower than
                             Class A shares due to higher other expenses
  Purchase maximum           none
  Conversion                 none
 ------------------------------------------------------------------------------





                                     12
NEW PERSPECTIVE FUND / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT THEY HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------




                                     13
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 VALUING SHARES

 The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of 4:00 p.m. New York time, the close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund's board has adopted procedures for making "fair value" determinations if market quotations are not readily available or do not accurately reflect fair value. For example, if events occur that materially affect the value of the fund's securities that principally trade in markets outside the U.S. between the close of those markets and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%            5.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%            4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%            3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer--



                                     14
NEW PERSPECTIVE FUND / PROSPECTUS
 sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge.
  Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, shareholders would still have the option of converting but may face certain tax consequences.



                                     15
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 . solely controlled business accounts;

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.



                                     16
NEW PERSPECTIVE FUND / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder
  (this generally excludes trusts).

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     17
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- over $75,000;

     -- made payable to someone other than the registered shareholder(s); or

     -- sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or the Internet (including American FundsLine and American FundsLine OnLine) are limited to $75,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.



                                     18
NEW PERSPECTIVE FUND / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.



                                     19
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                CLASS A
                          -----------------------------------------------------
                                        YEAR ENDED SEPTEMBER 30
                             2001       2000       1999      1998       1997
                          -----------------------------------------------------
 NET ASSET VALUE,         $ 28.66     $ 26.25    $ 20.50   $ 21.86    $ 17.77
 BEGINNING OF YEAR
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income        .34/1/      .30/1/     .26       .27        .29
 Net gains (losses) on
 securities (both
 realized and               (5.86 )/1/   4.56/1/    7.26      (.11)      4.81
 unrealized)
 ------------------------------------------------------------------------------
 Total from investment      (5.52 )      4.86       7.52       .16       5.10
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)          (.30 )      (.11 )     (.20)     (.31)      (.33)
 Dividends (from capital    (3.10 )     (2.34 )    (1.57)    (1.21)      (.68)
 gains)
 ------------------------------------------------------------------------------
 Total distributions        (3.40 )     (2.45 )    (1.77)    (1.52)     (1.01)
 ------------------------------------------------------------------------------
 NET ASSET VALUE,         $ 19.74     $ 28.66    $ 26.25   $ 20.50    $ 21.86
 END OF YEAR
 ------------------------------------------------------------------------------
 TOTAL RETURN/2/           (21.47 )%    18.93 %    38.43%     1.23%     29.97%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of year  $25,094     $33,412    $25,752   $17,707    $16,956
 (in millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to         .78 %       .79 %      .77%      .77%       .79%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income
 to average net assets       1.40 %      1.00 %     1.06%     1.27%      1.56%





 1 Based on average shares outstanding.
 2 Total returns exclude all sales charges, including contingent deferred sales charges.



                                     20
NEW PERSPECTIVE FUND / PROSPECTUS

                                    CLASS B                CLASS C         CLASS F
                         ---------------------------------------------------------------
                             Year
                             ended       March 15 to     March 15 to     March 15 to
                         September 30,   September 30,   September 30,   September 30,
                              2001          2000/1/         2001/1/         2001/1/
                         ---------------------------------------------------------------
 NET ASSET VALUE,          $ 28.54        $30.11          $ 22.42         $ 22.59
 BEGINNING OF PERIOD
 ---------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment
 income/2/                     .14           .08             (.01)            .10
 Net gains (losses) on
 securities (both
 realized and                (5.80)        (1.65)           (2.83)          (2.87)
 unrealized)/2/
 ---------------------------------------------------------------------------------------
 Total from investment       (5.66)        (1.57)           (2.84)          (2.77)
 operations
 ---------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)           (.25)            -             (.08)           (.10)
 Dividends (from             (3.10)            -                -               -
 capital gains)
 ---------------------------------------------------------------------------------------
 Total distributions         (3.35)            -             (.08)           (.10)
 ---------------------------------------------------------------------------------------
 NET ASSET VALUE,          $ 19.53        $28.54          $ 19.50         $ 19.72
 END OF PERIOD
 ---------------------------------------------------------------------------------------
 TOTAL RETURN/3/            (22.06)%       (5.21)%         (12.78)%        (12.35)%
 ---------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
 period                    $   445        $  260          $    87         $    60
 (in millions)
 ---------------------------------------------------------------------------------------
 Ratio of expenses to         1.57%         1.53%/4//4/      1.76%/4/         .90%/4/
 average net assets
 ---------------------------------------------------------------------------------------
 Ratio of net income
 to average net assets         .60%          .56%/4/            -             .84%/4/





 1 Based on operations for the period shown and, accordingly, not representative of a full year.
 2 Based on average shares outstanding.
 3 Total returns exclude all sales charges, including contingent deferred sales charges.
 4 Annualized.



                                          YEAR ENDED SEPTEMBER 30
                                    2001    2000    1999    1998     1997
                                   ----------------------------------------
 Portfolio turnover rate for all
 classes of shares                 32.07%  34.25%  29.14%  29.71%   25.68%










                                     21
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet website at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

 Investment Company File No. 811-2333

                                                              NPF-010-1201/B

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY

 [AMERICAN FUNDS(SM) - logo]


                           New Perspective Fund/(R)/

                                   Prospectus



         TABLE OF CONTENTS
------------------------------------------------------
   1      Risk/Return Summary
------------------------------------------------------
   4      Fees and Expenses of the Fund
------------------------------------------------------
   5      Investment Objectives, Strategies and Risks
------------------------------------------------------
   8      Management and Organization
------------------------------------------------------
  10      Shareholder Information
------------------------------------------------------
  11      Choosing a Share Class
------------------------------------------------------
  13      Purchase and Exchange of Shares
------------------------------------------------------
  14      Sales Charges
------------------------------------------------------
  16      Sales Charge Reductions and Waivers
------------------------------------------------------
  17      Plans of Distribution
------------------------------------------------------
  18      How to Sell Shares
------------------------------------------------------
  19      Distributions and Taxes
------------------------------------------------------
  20      Financial Highlights
------------------------------------------------------


 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to make your investment grow over time by investing in stocks of companies located around the world. Providing you with future income is a secondary objective.

 The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
[bar chart]
1991  22.64%
1992   3.98
1993  26.98
1994   2.97
1995  20.43
1996  17.28
1997  14.98
1998  28.53
1999  40.07
2000  -7.24
[end bar chart]

       Highest/lowest quarterly results during this time period were:


        HIGHEST                     22.17%  (quarter ended December 31, 1999)
        LOWEST                      -10.21%  (quarter ended September 30, 1998)



   The year-to-date result was -17.58% for the nine months ended September 30,
                                    2001.



                                     2
NEW PERSPECTIVE FUND / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's investment results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A - began 3/13/73
 (with the maximum sales charge     -12.59%     16.24%     15.60%      14.92%
 imposed)
 ------------------------------------------------------------------------------
 MSCI World Index/1/                -12.92%     12.53%     12.43%      11.72%
 ------------------------------------------------------------------------------
 MSCI USA Index/2/                  -12.54%     18.41%     17.67%      12.87%
 ------------------------------------------------------------------------------


 1 The Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Morgan Stanley Capital International USA Index measures the U.S. portion of the world market. This index is unmanaged and does not reflect sales charges, commissions or expenses.



                                     3
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       5.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charge is reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


                                                           CLASS A  CLASS B  CLASS C/1/   CLASS F/1/
 ----------------------------------------------------------------------------------------------------
 Management Fees                                            0.40%    0.40%     0.40%        0.40%
 ----------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/2/                0.24%    1.00%     1.00%        0.25%
 ----------------------------------------------------------------------------------------------------
 Other Expenses                                             0.14%    0.17%     0.36%        0.25%
 ----------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.78%    1.57%     1.76%        0.90%
 ----------------------------------------------------------------------------------------------------


 1 Annualized.
 2 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $650               $810              $  983             $1,486
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $660               $896              $1,055             $1,655
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $160               $496              $  855             $1,655
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $279               $554              $  954             $2,073
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $179               $554              $  954             $2,073
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 92               $287              $  498             $1,108
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.




                                     4
NEW PERSPECTIVE FUND / PROSPECTUS

 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund's primary investment objective is to provide you with long-term growth of capital. Future income is a secondary objective. The fund invests primarily in common stocks, including growth-oriented stocks, on a global basis to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships.

 The values of equity securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social and economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. Investments in securities issued by entities based outside the U.S. may be affected by the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices, but it also could reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent above average long-term growth opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.



                                     5
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ---------------------------------------------------------------------------
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A - began 3/13/73          -7.24%     17.63%     16.29%      15.16%
 (with no sales charge imposed)
 ---------------------------------------------------------------------------
 MSCI World Index/1/             -12.92%     12.53%     12.43%      11.72%
 ---------------------------------------------------------------------------
 MSCI USA Index/2/               -12.54%     18.41%     17.67%      12.87%
 ---------------------------------------------------------------------------


 1 The Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Morgan Stanley Capital International USA Index measures the U.S. portion of the world market. This index is unmanaged and does not reflect sales charges, commissions or expenses.



                                     6
NEW PERSPECTIVE FUND / PROSPECTUS

 HOLDINGS BY INDUSTRY AS OF SEPTEMBER 30, 2001:

[pie chart]
Pharmaceuticals 11.83%
Media 5.85%
Oil & Gas 5.68%
Banks 5.29%
Metals & Mining 4.57%
Other Industries 56.23%
Bonds & Notes 0.33%
Cash & Equivalents 10.22%
[end pie chart]




                               PERCENT OF                                          PERCENT OF
 PERCENT INVESTED BY COUNTRY   NET ASSETS        TEN LARGEST INDIVIDUAL HOLDINGS   NET ASSETS
 ---------------------------------------------------------------------------------------------
 Asia/Pacific Rim                12.2%           AstraZeneca                         3.44%
                                                 ---------------------------------------------
  Japan                           7.7            Philip Morris                       3.00
                                                 ---------------------------------------------
  Australia                       1.8            Pfizer                              2.41
                                                 ---------------------------------------------
  Taiwan                          1.4            Viacom                              1.44
                                                 ---------------------------------------------
  South Korea                     1.3            American International Group        1.44
 -------------------------------------------     ---------------------------------------------
 Europe                          26.7%           ING Groep                           1.43
                                                 ---------------------------------------------
  United Kingdom                  7.8            AT&T                                1.33
                                                 ---------------------------------------------
  Netherlands                     4.4            Nestle                              1.30
                                                 ---------------------------------------------
  France                          3.2            Shionogi                            1.24
                                                 ---------------------------------------------
  Germany                         2.3            AOL Time Warner                     1.24
                                                 ---------------------------------------------
  Switzerland                     1.9
  Finland                         1.7
  Ireland                         1.5
  Italy                           1.4
  Sweden                          1.1
  Norway                           .8
  Denmark                          .5
  Russia                           .1
 -------------------------------------------
 The Americas                    50.3%
  United States                  43.1
  Canada                          5.2
  Mexico                          1.0
  Brazil                          1.0
 -------------------------------------------
 Other                            0.6%
 -------------------------------------------
 Cash & Cash Equivalents         10.2%






 Because the fund is actively managed, its holdings will change from time to time.

 For updated information on the fund's portfolio holdings, please access the American Funds website at www.americanfunds.com.



                                     7
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for New Perspective Fund are:




 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)                EXPERIENCE           (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 -----------------------------------------------------------------------------------------------------------
 GREGG E. IRELAND                      9 years             Senior Vice President, Capital Research and
 Director and Executive          (plus 7 years prior       Management Company
 Vice President                experience as a research
                              professional for the fund)   Investment professional for 28 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
 -----------------------------------------------------------------------------------------------------------
 THIERRY VANDEVENTER                  23 years             Director, Capital Research and Management Company
 Senior Vice President           (plus 5 years prior
                               experience as a research    Investment professional for 38 years, all with
                              professional for the fund)   Capital Research and Management Company or
                                                           affiliate

 -----------------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN                       4 years             Senior Vice President, Capital Research Company
 Vice President
                                                           Investment professional for 16 years in total;11
                                                           years with Capital Research and Management
                                                           Company or affiliate

 -----------------------------------------------------------------------------------------------------------
 MARK E. DENNING                       9 years             Director, Capital Research and Management Company
                                 (plus 4 years prior
                               experience as a research    Investment professional for 19 years, all with
                              professional for the fund)   Capital Research and Management Company or
                                                           affiliate

 -----------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                        3 years             Senior Vice President and Director, Capital
                                 (plus 6 years prior       Research Company
                               experience as a research
                              professional for the fund)   Investment professional for 14 years in total;10
                                                           years with Capital Research and Management
                                                           Company or affiliate
 -----------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE              less than one year        Senior Vice President, Capital Research and
                                (plus 14 years prior       Management Company
                               experience as a research
                              professional for the fund)   Investment professional for 16 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
 -----------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL                      2 years             Senior Vice President, Capital Research and
                                                           Management Company

                                                           Investment professional for 16 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
 -----------------------------------------------------------------------------------------------------------
 DINA N. PERRY                         9 years             Senior Vice President, Capital Research and
                                                           Management Company

                                                           Investment professional for 24 years in total;10
                                                           years with Capital Research and Management
                                                           Company
 -----------------------------------------------------------------------------------------------------------





                                     8
NEW PERSPECTIVE FUND / PROSPECTUS

[This page is intentionally left blank for this filing.]

                                           NEW PERSPECTIVE FUND / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.


                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS


                       Call toll-Free from anywhere in the U.S.
                                (8 a.m. to 8 p.m. ET):
                                    800/421-0180

                          Access the American Funds Website
                                www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080



 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.



                                     10
NEW PERSPECTIVE FUND / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . how long you expect to own the shares;

 . how much you intend to invest;

 . total expenses associated with owning shares of each class;

 . whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

 . Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

 . Class F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.



                                     11
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES


  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       up to 5.75% (reduced or eliminated for purchases
                             of $25,000 or more)
  Contingent deferred        none (except on certain redemptions on purchases
  sales charge               of $1 million or more made without an initial
                             sales charge)
  12b-1 fees                 up to 0.25% annually
  Dividends                  higher than other classes due to lower annual
                             expenses
  Purchase maximum           none
  Conversion                 none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        starts at 5.00% and declines until it reaches 0%
  sales charge               after six years
  12b-1 fees                 1.00% annually
  Dividends                  lower than Class A and F shares due to higher
                              distribution fees and other expenses, but higher
                             than Class C shares due to lower other expenses
  Purchase maximum           $100,000
  Conversion                 automatic conversion to Class A shares after eight
                             years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        1.00% if shares are sold within one year after
  sales charge               being purchased
  12b-1 fees                 1.00% annually
  Dividends                  lower than other classes due to higher
                             distribution fees and other expenses
  Purchase maximum           $500,000
  Conversion                 automatic conversion to Class F shares after ten
                             years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        none
  sales charge
  12b-1 fees                 currently 0.25% annually (may not exceed 0.50%
                             annually)
  Dividends                  higher than Class B and C shares due to lower
                                distribution fees, but typically lower than
                             Class A shares due to higher other expenses
  Purchase maximum           none
  Conversion                 none
 ------------------------------------------------------------------------------





                                     12
NEW PERSPECTIVE FUND / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT THEY HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------




                                     13
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 VALUING SHARES

 The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of 4:00 p.m. New York time, the close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund's board has adopted procedures for making "fair value" determinations if market quotations are not readily available or do not accurately reflect fair value. For example, if events occur that materially affect the value of the fund's securities that principally trade in markets outside the U.S. between the close of those markets and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%            5.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%            4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%            3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer--



                                     14
NEW PERSPECTIVE FUND / PROSPECTUS
 sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge.
  Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, shareholders would still have the option of converting but may face certain tax consequences.



                                     15
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 . solely controlled business accounts;

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.



                                     16
NEW PERSPECTIVE FUND / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder
  (this generally excludes trusts).

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     17
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- over $75,000;

     -- made payable to someone other than the registered shareholder(s); or

     -- sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or the Internet (including American FundsLine and American FundsLine OnLine) are limited to $75,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.



                                     18
NEW PERSPECTIVE FUND / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.



                                     19
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                CLASS A
                          -----------------------------------------------------
                                        YEAR ENDED SEPTEMBER 30
                             2001       2000       1999      1998       1997
                          -----------------------------------------------------
 NET ASSET VALUE,         $ 28.66     $ 26.25    $ 20.50   $ 21.86    $ 17.77
 BEGINNING OF YEAR
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income        .34/1/      .30/1/     .26       .27        .29
 Net gains (losses) on
 securities (both
 realized and               (5.86 )/1/   4.56/1/    7.26      (.11)      4.81
 unrealized)
 ------------------------------------------------------------------------------
 Total from investment      (5.52 )      4.86       7.52       .16       5.10
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)          (.30 )      (.11 )     (.20)     (.31)      (.33)
 Dividends (from capital    (3.10 )     (2.34 )    (1.57)    (1.21)      (.68)
 gains)
 ------------------------------------------------------------------------------
 Total distributions        (3.40 )     (2.45 )    (1.77)    (1.52)     (1.01)
 ------------------------------------------------------------------------------
 NET ASSET VALUE,         $ 19.74     $ 28.66    $ 26.25   $ 20.50    $ 21.86
 END OF YEAR
 ------------------------------------------------------------------------------
 TOTAL RETURN/2/           (21.47 )%    18.93 %    38.43%     1.23%     29.97%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of year  $25,094     $33,412    $25,752   $17,707    $16,956
 (in millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to         .78 %       .79 %      .77%      .77%       .79%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income
 to average net assets       1.40 %      1.00 %     1.06%     1.27%      1.56%





 1 Based on average shares outstanding.
 2 Total returns exclude all sales charges, including contingent deferred sales charges.



                                     20
NEW PERSPECTIVE FUND / PROSPECTUS

                                    CLASS B                CLASS C         CLASS F
                         ---------------------------------------------------------------
                             Year
                             ended       March 15 to     March 15 to     March 15 to
                         September 30,   September 30,   September 30,   September 30,
                              2001          2000/1/         2001/1/         2001/1/
                         ---------------------------------------------------------------
 NET ASSET VALUE,          $ 28.54        $30.11          $ 22.42         $ 22.59
 BEGINNING OF PERIOD
 ---------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment
 income/2/                     .14           .08             (.01)            .10
 Net gains (losses) on
 securities (both
 realized and                (5.80)        (1.65)           (2.83)          (2.87)
 unrealized)/2/
 ---------------------------------------------------------------------------------------
 Total from investment       (5.66)        (1.57)           (2.84)          (2.77)
 operations
 ---------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)           (.25)            -             (.08)           (.10)
 Dividends (from             (3.10)            -                -               -
 capital gains)
 ---------------------------------------------------------------------------------------
 Total distributions         (3.35)            -             (.08)           (.10)
 ---------------------------------------------------------------------------------------
 NET ASSET VALUE,          $ 19.53        $28.54          $ 19.50         $ 19.72
 END OF PERIOD
 ---------------------------------------------------------------------------------------
 TOTAL RETURN/3/            (22.06)%       (5.21)%         (12.78)%        (12.35)%
 ---------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
 period                    $   445        $  260          $    87         $    60
 (in millions)
 ---------------------------------------------------------------------------------------
 Ratio of expenses to         1.57%         1.53%/4//4/      1.76%/4/         .90%/4/
 average net assets
 ---------------------------------------------------------------------------------------
 Ratio of net income
 to average net assets         .60%          .56%/4/            -             .84%/4/





 1 Based on operations for the period shown and, accordingly, not representative of a full year.
 2 Based on average shares outstanding.
 3 Total returns exclude all sales charges, including contingent deferred sales charges.
 4 Annualized.



                                          YEAR ENDED SEPTEMBER 30
                                    2001    2000    1999    1998     1997
                                   ----------------------------------------
 Portfolio turnover rate for all
 classes of shares                 32.07%  34.25%  29.14%  29.71%   25.68%










                                     21
                                               NEW PERSPECTIVE FUND / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet website at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

 Investment Company File No. 811-2333

                                                              NPF-010-1201/B

                           NEW PERSPECTIVE FUND, INC.

                                     Part B
                      Statement of Additional Information

                                December 1, 2001


This document is not a prospectus but should be read in conjunction with the current prospectus of New Perspective Fund (the "fund" or "NPF") dated December 1, 2001. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                           New Perspective Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                          Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        5
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .        7
Fund Directors and Other Officers . . . . . . . . . . . . . . . . .        8
Advisory Board Members  . . . . . . . . . . . . . . . . . . . . . .       13
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       17
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       26
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       31
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       34
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       35
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       36
Shareholder Account Services and Privileges . . . . . . . . . . . .       38
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       40
General Information . . . . . . . . . . . . . . . . . . . . . . . .       41
Class A Share Investment Results and Related Statistics . . . . . .       42
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       44
Financial Statements




                         New Perspective Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

 .    The fund invests primarily in common stocks.
 .    The fund may invest up to 10% of its assets in straight debt securities rated Baa and BBB or below by Moody Investors Services, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or unrated but determined to be of equivalent quality.
 .    The fund may invest up to 5% of its assets in straight debt securities rated Ba and BB or below by Moody's or S&P or unrated but determined to be of equivalent quality.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain addi-


                         New Perspective Fund - Page 2
     tional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of


                         New Perspective Fund - Page 3
developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield


                         New Perspective Fund - Page 4
fluctuations as of the time of the agreement. The fund intends to treat "roll" transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into "roll" transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" in Section 2(a)(23) of the Investment Company Act of 1940. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which may be adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund will not:

1. Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets of the fund would be invested in the securities of such other issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the fund;

2.   Invest in companies for the purpose of exercising control or management;


                         New Perspective Fund - Page 5

3. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

5. Buy or sell commodities or commodity contracts in the ordinary course of its business; provided, however, that this restriction shall not prohibit the fund from purchasing, selling or holding foreign currencies or entering into forward foreign currency contracts;

6. Engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933;

7. Lend any of its assets; provided, however, that investment in government obligations, short-term commercial paper, certificates of deposit and banker's acceptances and publicly traded bonds, debentures, or other debt securities shall not be deemed to be the making of a loan;

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9.   Purchase securities on margin;

10. Borrow amounts in excess of 5% of the value of its total assets; in any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities; nor

11.  Mortgage, pledge or hypothecate its assets to any extent.

For purposes of Investment Restriction #3, the fund will not invest 25% or more of the value of its total assets in the securities of companies primarily engaged in any one industry.

For purposes of Investment Restriction #8, although the fund may sell securities short, to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short, the fund does not anticipate doing so during the next twelve months.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. Purchase or retain the securities of any issuer, if those individual officers and directors of the fund, its investment adviser or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

2. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

3.   Invest in puts, calls, straddles or spreads, or combinations thereof; or


                         New Perspective Fund - Page 6

4. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

5. Invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended. The fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.

6.   Invest knowingly more than 10% of its net assets in illiquid securities

                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on September 5, 1972.


All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has four classes of shares - Class A, B, C and F. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Class A, B, C and F shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                         New Perspective Fund - Page 7

                          FUND DIRECTORS AND OFFICERS

                      Directors and Director Compensation



                                                                                                AGGREGATE
                                                                                               COMPENSATION
                                                                                          (INCLUDING VOLUNTARILY
                                                                                                 DEFERRED
                                                                                             COMPENSATION/1/)
                                                                                              FROM THE FUND
                                  POSITION                                                  DURING FISCAL YEAR
                                    WITH             PRINCIPAL OCCUPATION(S) DURING               ENDED
   NAME, ADDRESS AND AGE         REGISTRANT                   PAST 5 YEARS                  SEPTEMBER 30, 2001
------------------------------------------------------------------------------------------------------------------
 Elisabeth Allison             Director          Administrative Director, ANZI, Ltd.             $ 27,500
 ANZI, Ltd.                                      (financial publishing and consulting);
 1770 Massachusetts Ave.                         Publishing Consultant, Harvard Medical
 Cambridge, MA 02410                             School; former Senior Vice President,
 Age: 55                                         Planning and Development, McGraw Hill,
                                                 Inc.
------------------------------------------------------------------------------------------------------------------
 Vanessa C.L. Chang            Director          Chief Executive Officer,                        $ 27,500
 11845 Olympic Blvd.                             ResolveItNow.com (insurance related
 Los Angeles, CA 90064                           internet company); former Senior Vice
 Age: 49                                         President, Secured Capital
                                                 Corporation; former Partner, KPMG Peat
                                                 Marwick LLP
------------------------------------------------------------------------------------------------------------------
 + Gina H. Despres             President and     Senior Vice President, Capital                   None/4/
 3000 K Street, N.W.           Director          Research and Management Company
 Washington, DC 20007
 Age: 60
------------------------------------------------------------------------------------------------------------------
 Robert A. Fox                 Director          Managing General Partner, Fox                   $25,500/3/
 P.O Box 457                                     Investments LP; Professor and
 Livingston, CA 95334                            Executive in Residence, University of
 Age: 64                                         California, Davis; former President
                                                 and Chief Executive Officer, Foster
                                                 Farms
------------------------------------------------------------------------------------------------------------------
 Alan Greenway                 Director          President, Greenway Associates, Inc.            $ 29,000
 7413 Fairway Road                               (management consulting services)
 La Jolla, CA 92037
 Age: 74
------------------------------------------------------------------------------------------------------------------
 + Paul G. Haaga, Jr.          Director          Executive Vice President and Director,           None/4/
 333 South Hope Street                           Capital Research and Management
 Los Angeles, CA  90071                          Company
 Age: 52
------------------------------------------------------------------------------------------------------------------
 Koichi Itoh                   Director          Group Vice President - Asia/Pacific,            $28,500/3/
 7-14-11-104 Minami                              Autosplice Inc., former President and
 Aoyama                                          Chief Executive Officer, IMPAC
 Minato-ku, Tokyo, Japan                         (management consulting services);
 Age: 61                                         former Managing Partner, VENCA
                                                 Management (venture capital)
------------------------------------------------------------------------------------------------------------------
 + Gregg E. Ireland            Director and      Senior Vice President, Capital                   None/4/
 3000 K Street, N.W.           Executive Vice    Research and Management Company
 Washington, DC 20007          President
 Age: 51
------------------------------------------------------------------------------------------------------------------
 William H. Kling              Director          President, Minnesota Public Radio;              $27,000/3/
 45 East Seventh Street                          President, Greenspring Co.; former
 St. Paul, MN 55101                              President, American Public Media Group
 Age: 59
------------------------------------------------------------------------------------------------------------------
 + Jon B. Lovelace             Vice              Chairman Emeritus, Capital Research              None/4/
 333 South Hope Street         Chairman of       and Management Company
 Los Angeles, CA 90071         the Board
 Age: 74
------------------------------------------------------------------------------------------------------------------
 John G. McDonald              Director          The IBJ Professor of Finance, Graduate          $27,000/3/
 Graduate School of                              School of Business, Stanford
 Business                                        University
 Stanford University
 Stanford, CA 94305
 Age: 64
------------------------------------------------------------------------------------------------------------------
 ++ William I. Miller          Director          Chairman of the Board, Irwin Financial          $24,000/3/
 500 Washington Street                           Corporation
 Box 929
 Columbus, IN 47202
 Age: 45
------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton             Director          Chairman/Chief Executive Officer,               $29,000/3/
 Cairnwood, Inc.                                 Cairnwood, Inc. (venture capital
 Box 546                                         investment)
 Bryn Athyn, PA 19009
 Age: 62
------------------------------------------------------------------------------------------------------------------
 Donald E. Petersen            Director          Former Chairman of the Board and Chief          $26,500/3/
 255 East Brown, Suite 460                       Executive Officer, Ford Motor Company
 Birmingham, MI 48009
 Age: 75
------------------------------------------------------------------------------------------------------------------
 Rozanne L. Ridgway            Director          Chair, Baltic American Enterprises              $26,500/3/
 Baltic-American Enterprise                      Fund; former Co Chair, Atlantic
 Fund                                            Council of the United States
 1625 K Street, N.W.
 Washington, DC 20006
 Age: 66
------------------------------------------------------------------------------------------------------------------
 + Walter P. Stern             Chairman of       Vice Chairman, Capital Group                     None/4/
 630 Fifth Avenue              the Board         International, Inc.; Chairman, Capital
 New York, NY 10111                              International, Inc.; Director,
 Age: 73                                         Temple-Inland Inc. (forest products)
------------------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM       TOTAL NUMBER
                                   ALL FUNDS MANAGED BY         OF FUND
                                  CAPITAL RESEARCH AND           BOARDS
                                   MANAGEMENT COMPANY           ON WHICH
                              OR ITS AFFILIATES/2/ FOR THE      DIRECTOR
   NAME, ADDRESS AND AGE      YEAR ENDED SEPTEMBER 30, 2001    SERVES/2/
---------------------------------------------------------------------------
 Elisabeth Allison                      $  66,500                   3
 ANZI, Ltd.
 1770 Massachusetts Ave.
 Cambridge, MA 02410
 Age: 55
---------------------------------------------------------------------------
 Vanessa C.L. Chang                     $  27,500                   1
 11845 Olympic Blvd.
 Los Angeles, CA 90064
 Age: 49
---------------------------------------------------------------------------
 + Gina H. Despres                        None/4/                   4
 3000 K Street, N.W.
 Washington, DC 20007
 Age: 60
---------------------------------------------------------------------------
 Robert A. Fox                          $150,000/3/                 7
 P.O Box 457
 Livingston, CA 95334
 Age: 64
---------------------------------------------------------------------------
 Alan Greenway                          $  78,833                   3
 7413 Fairway Road
 La Jolla, CA 92037
 Age: 74
---------------------------------------------------------------------------
 + Paul G. Haaga, Jr.                     None/4/                  15
 333 South Hope Street
 Los Angeles, CA  90071
 Age: 52
---------------------------------------------------------------------------
 Koichi Itoh                            $67,500/3/                  3
 7-14-11-104 Minami
 Aoyama
 Minato-ku, Tokyo, Japan
 Age: 61
---------------------------------------------------------------------------
 + Gregg E. Ireland                       None/4/                   1
 3000 K Street, N.W.
 Washington, DC 20007
 Age: 51
---------------------------------------------------------------------------
 William H. Kling                       $111,000/3/                 6
 45 East Seventh Street
 St. Paul, MN 55101
 Age: 59
---------------------------------------------------------------------------
 + Jon B. Lovelace                        None/4/                   3
 333 South Hope Street
 Los Angeles, CA 90071
 Age: 74
---------------------------------------------------------------------------
 John G. McDonald                       $252,000/3/                 8
 Graduate School of
 Business
 Stanford University
 Stanford, CA 94305
 Age: 64
---------------------------------------------------------------------------
 ++ William I. Miller                   $58,000/3/                  3
 500 Washington Street
 Box 929
 Columbus, IN 47202
 Age: 45
---------------------------------------------------------------------------
 Kirk P. Pendleton                      $134,500/3/                 6
 Cairnwood, Inc.
 Box 546
 Bryn Athyn, PA 19009
 Age: 62
---------------------------------------------------------------------------
 Donald E. Petersen                     $98,500/3/                  5
 255 East Brown, Suite 460
 Birmingham, MI 48009
 Age: 75
---------------------------------------------------------------------------
 Rozanne L. Ridgway                     $26,500/3/                  1
 Baltic-American Enterprise
 Fund
 1625 K Street, N.W.
 Washington, DC 20006
 Age: 66
---------------------------------------------------------------------------
 + Walter P. Stern                        None/4/                   2
 630 Fifth Avenue
 New York, NY 10111
 Age: 73
---------------------------------------------------------------------------





                         New Perspective Fund - Page 8

 [This page is intentionally left blank for this filing.]

                         New Perspective Fund - Page 9

 [This page is intentionally left blank for this filing.]

                         New Perspective Fund - Page 10

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.

++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the September 30, 2001 fiscal year for participating Directors is as follows: Robert A. Fox ($320,179), Koichi Itoh ($129,971), William H. Kling ($170,930), John G.
  McDonald ($205,860), William I. Miller ($124,040), Kirk P. Pendleton ($123,057), Donald E. Petersen ($18,411) and Rozanne L. Ridgway ($28,600). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

4 Gina H. Despres, Paul G. Haaga, Jr., Gregg E. Ireland, Jon B. Lovelace and
  Walter P. Stern are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                         New Perspective Fund - Page 11

                                 OTHER OFFICERS



                               POSITION(S)     PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE  WITH REGISTRANT            PAST 5 YEARS
-------------------------------------------------------------------------------
Darcy B. Kopcho         48   Senior Vice      Director, Capital Research and
333 South Hope Street        President        Management Company
Los Angeles, CA 90071                         Executive Vice President and
                                              Director,
                                              Capital Research Company*
-------------------------------------------------------------------------------
Thierry Vandeventer     66   Senior Vice      Director, Capital Research and
3 Place des Bergues          President        Management Company
1201 Geneva,
Switzerland
-------------------------------------------------------------------------------
Timothy P. Dunn         40   Vice President   Senior Vice President,
3000 K Street, N.W.                           Capital Research Company*
Washington, DC 20007
-------------------------------------------------------------------------------
Jonathan O. Knowles     40   Vice President   Executive Vice President and
25 Bedford Street                             Director,
London, England WC2E                          Capital Research Company*
9HN
-------------------------------------------------------------------------------
Cathy M. Ward           54   Vice President   Senior Vice President and
333 South Hope Street                         Director,
Los Angeles, CA 90071                         Capital Research and Management
                                              Company
-------------------------------------------------------------------------------
Vincent P. Corti        45   Secretary        Vice President - Fund Business
333 South Hope Street                         Management Group, Capital
Los Angeles, CA 90071                         Research and Management Company
-------------------------------------------------------------------------------
R. Marcia Gould         47   Treasurer        Vice President - Fund Business
135 South State                               Management Group, Capital
College Blvd.                                 Research and Management Company
Brea, CA 92821
-------------------------------------------------------------------------------
Dayna G. Yamabe         34   Assistant        Vice President - Fund Business
135 South State              Treasurer        Management Group, Capital
College Blvd.                                 Research and Management Company
Brea, CA 92821
-------------------------------------------------------------------------------



* Company affiliated with Capital Research and Management Company.

All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $21,000 to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended ($2,500 for each meeting attended in conjunction with meetings of the Advisory Board), plus $500 for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The Investment Adviser also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of November 1, 2001 the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.



                         New Perspective Fund - Page 12

                             ADVISORY BOARD MEMBERS

                       ADVISORY BOARD MEMBER COMPENSATION

The Board of Directors has established an Advisory Board whose members are, in the judgment of the Directors, highly knowledgeable about world political and economic matters. In addition to holding meetings with the Board of Directors, members of the Advisory Board, while not participating in specific investment decisions, consult from time to time with the Investment Adviser, primarily with respect to world trade and business conditions. Members of the Advisory Board, however, possess no authority or responsibility with respect to the fund^s investments or management. The fund pays fees of $5,000 per annum to Advisory Board members who are not affiliated with the Investment Adviser, plus $5,000 for each meeting attended in conjunction with meetings with the Board of Directors. The members of the Advisory Board and their current or former principal occupations are as follows:




                                                                                            TOTAL COMPENSATION
                                                                                           (INCLUDING VOLUNTARILY
                                                                                                 DEFERRED
                                                                        AGGREGATE            COMPENSATION/1/)
                                                                       COMPENSATION           FROM ALL FUNDS
                                                                  (INCLUDING VOLUNTARILY    MANAGED BY CAPITAL
                                                                         DEFERRED              RESEARCH AND
                                                                     COMPENSATION/1/)       MANAGEMENT COMPANY
                                                                      FROM THE FUND        OR ITS AFFILIATES/2/
                            POSITION            PRINCIPAL           DURING FISCAL YEAR        FOR THE FISCAL
                              WITH            OCCUPATION(S)               ENDED                 YEAR ENDED
NAME, ADDRESS AND AGE      REGISTRANT      DURING PAST 5 YEARS      SEPTEMBER 30, 2001      SEPTEMBER 30, 2001
-------------------------------------------------------------------------------------------------------------------
 Michael R.              Advisory          Retired Chairman of           $10,000/3/              $10,000/3/
 Bonsignore              Board             the Board and Chief
 180 E. 79th Street      Member            Executive Officer,
 New York, NY 10021                        Honeywell Inc.
 Age: 60
-------------------------------------------------------------------------------------------------------------------
 David I. Fisher         Advisory          Director, The                  None/4/                 None/4/
 333 South Hope          Board             Capital Group
 Street                  Member            Companies, Inc. (an
 Los Angeles, CA                           affiliate of the
 90071                                     Investment Adviser)
 Age: 62
-------------------------------------------------------------------------------------------------------------------
 Jean Gandois            Advisory          Chairman of the               $ 10,000                $ 10,000
 Suez Lyonnaise Des      Board Member      Board,
 Eaux                                      Cockerill Sambre;
 16 rue de la ville                        President, Conseil
 l'Evegue                                  National du Patronat
 75383 Paris                               Francais; former
 France                                    Chairman and Chief
 Age: 71                                   Executive Officer,
                                           Pechiney
-------------------------------------------------------------------------------------------------------------------
 Claudio X. Gonzalez     Advisory          Chairman of the               $ 10,000                $ 10,000
 Laporte                 Board             Board
 Kimberly Clark de       Member            and Chief Executive
 Mexico, SA                                Officer,
 103-3 Colonia                             Kimberly Clark de
 Polanco Los Morales                       Mexico, SA
 Mexico, DF, Mexico
 Age: 67
-------------------------------------------------------------------------------------------------------------------
 Sir Peter Holmes        Advisory          Director and former           $ 10,000                $ 10,000
 Shell Centre            Board             Chairman of the
 London, SE1 7NA         Member            Board and Managing
 United Kingdom                            Director, The Royal
 Age: 69                                   Dutch/ Shell Group
                                           of Companies
-------------------------------------------------------------------------------------------------------------------
 Jae H. Hyun             Advisory          Chairman, Tong Yang           $ 10,000                $ 10,000
 Tong Yang Group         Board             Group
 185, 2-Ka,              Member
 Eulchi-ro, Chung-ku
 Seoul, Korea 100-192
 Age: 52
-------------------------------------------------------------------------------------------------------------------
 Baron Gualtherus        Advisory          Chairman of the               $ 10,000                $ 10,000
 Kraijenhoff             Board             Supervisory Council,
 Stoeplaan 9, Flat 58    Member            AKZO N.V.
 The Netherlands
 Age: 79
-------------------------------------------------------------------------------------------------------------------
 Shijuro Ogata           Advisory          Retired; former               $ 10,000                $ 10,000
 Ota-ku, Tokyo           Board             Non-executive
 145-0071                Member            Director, Fuji Xerox
 Age: 74                                   Co. Ltd. and Horiba
                                           Ltd.
-------------------------------------------------------------------------------------------------------------------
 Alessandro Ovi          Advisory          Chief Executive               $ 10,000                $ 15,500
 Tecnitel                Board             Officer,
 Via Abruzzi, 3          Member            Tecnitel
 Rome, Italy
 Age: 57
-------------------------------------------------------------------------------------------------------------------
 Henry B. Schact         Advisory Board    Chairman, Lucent              $ 10,000                $ 10,000
 E.M. Warburg, Pincus    Member            Technologies Inc.;
 & Co., LLC                                former Director and
 466 Lexington Avenue                      Senior Advisor, E.M.
 New York, NY                              Warburg, Pincus &
 Age: 67                                   Co., LLC
-------------------------------------------------------------------------------------------------------------------
 Orville H. Schell       Advisory          Dean, Graduate                $ 10,000                $ 10,000
 Graduate School of      Board             School of
 Journalism              Member            Journalism,
 121 North Gate Hall                       University of
 University of                             California, Berkeley
 California
 Berkeley, CA 94720
 Age: 61
-------------------------------------------------------------------------------------------------------------------
 Bruce B. Teele          Advisory          Chairman, Australian          $ 10,000                $ 10,000
 Australian              Board             Foundation
 Foundation              Member            Investment Co. Ltd.;
 Investment Co. Ltd.                       former Chairman and
 101 Collins Street                        Chief Executive
 Melbourne, Victoria                       Officer, J.B. Were &
 3000                                      Son
 Australia
 Age: 64
-------------------------------------------------------------------------------------------------------------------







                           TOTAL NUMBER
                          OF FUND BOARDS
                             ON WHICH
                          ADVISORY BOARD
NAME, ADDRESS AND AGE    MEMBER SERVES/2/
------------------------------------------
 Michael R.                     1
 Bonsignore
 180 E. 79th Street
 New York, NY 10021
 Age: 60
------------------------------------------
 David I. Fisher                2
 333 South Hope
 Street
 Los Angeles, CA
 90071
 Age: 62
------------------------------------------
 Jean Gandois                   1
 Suez Lyonnaise Des
 Eaux
 16 rue de la ville
 l'Evegue
 75383 Paris
 France
 Age: 71
------------------------------------------
 Claudio X. Gonzalez            2
 Laporte
 Kimberly Clark de
 Mexico, SA
 103-3 Colonia
 Polanco Los Morales
 Mexico, DF, Mexico
 Age: 67
------------------------------------------
 Sir Peter Holmes               1
 Shell Centre
 London, SE1 7NA
 United Kingdom
 Age: 69
------------------------------------------
 Jae H. Hyun                    1
 Tong Yang Group
 185, 2-Ka,
 Eulchi-ro, Chung-ku
 Seoul, Korea 100-192
 Age: 52
------------------------------------------
 Baron Gualtherus               1
 Kraijenhoff
 Stoeplaan 9, Flat 58
 The Netherlands
 Age: 79
------------------------------------------
 Shijuro Ogata                  1
 Ota-ku, Tokyo
 145-0071
 Age: 74
------------------------------------------
 Alessandro Ovi                 2
 Tecnitel
 Via Abruzzi, 3
 Rome, Italy
 Age: 57
------------------------------------------
 Henry B. Schact                1
 E.M. Warburg, Pincus
 & Co., LLC
 466 Lexington Avenue
 New York, NY
 Age: 67
------------------------------------------
 Orville H. Schell              1
 Graduate School of
 Journalism
 121 North Gate Hall
 University of
 California
 Berkeley, CA 94720
 Age: 61
------------------------------------------
 Bruce B. Teele                 1
 Australian
 Foundation
 Investment Co. Ltd.
 101 Collins Street
 Melbourne, Victoria
 3000
 Australia
 Age: 64
------------------------------------------





                         New Perspective Fund - Page 13

 [This page is intentionally left blank for this filing.]

                         New Perspective Fund - Page 14

  [This page is intentionally left blank for this filing.]
                         New Perspective Fund - Page 15

1 Amounts may be deferred by eligible Advisory Board members under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designed by the Advisory Board member.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the September 30, 2001 fiscal year for participating Directors is as follows: Michael R. Bonsignore ($79,624). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

4 David I. Fisher is affiliated with the Investment Adviser and, accordingly, receives no compensation from the fund.


                         New Perspective Fund - Page 16

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2001, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund and the travel expenses of directors and members of the Advisory Board incurred in connection with attendance of meetings of those boards. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative services; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation paid to directors and members of the Advisory Board


                         New Perspective Fund - Page 17
unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.60% on the first $500 million of the fund's net assets, 0.50% on net assets between $500 million and $1 billion, 0.46% on net assets between $1 billion and $1.5 billion, 0.43% on net assets between $1.5 billion and $2.5 billion, 0.41% on net assets between $2.5 billion and $4 billion, 0.40% on net assets between $4 billion and $6.5 billion, 0.395% on net assets between $6.5 billion and $10.5 billion, 0.39% on net assets between $10.5 billion and $17 billion, 0.385% on assets between $17 billion and $21 billion, 0.38% on net assets between $21 billion and $27 billion, 0.375% on net assets between $27 billion and $34 billion, 0.37% on assets between $34 billion and $44 billion, and 0.365% on net assets in excess of $44 billion.


The Investment Adviser has agreed that in the event the expenses of Class A shares of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees. For the fiscal years ended September 30, 2001, 2000, and 1999, the Investment Adviser received from the fund advisory fees of $121,463,000, $130,767,000, and $90,549,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser, relating to the fund's Class C and F shares, will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund.
 The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's Class C and F shares.
 Transfer agent fees are paid


                         New Perspective Fund - Page 18
monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's Class C and F shares. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of the fund's Class C and F shares. Administrative service fees paid for Class C and F shares for the fiscal period ended September 30, 2001 were $121,000 and $43,000, respectively.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F shares.


Commissions retained by the Principal Underwriter on sales of Class A shares during the September 30, 2001 fiscal year amounted to $10,317,000 after an allowance of $49,485,000 to dealers. During the fiscal years ended 2000 and 1999, the Principal Underwriter retained $17,367,000 and $14,809,000, respectively, on sales of Class A shares after an allowance of $73,716,000 and $84,218,000 to dealers, respectively. Revenue retained and service fees received by the Principal Underwriter on sales of Class B shares during the September 30, 2001 fiscal year amounted to $2,607,000 after compensation of $12,682,000 to dealers. During the fiscal period ended 2000, the Principal Underwriter retained $2,408,000 on sales of Class B shares after compensation of $10,948,000 to dealers.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested


                         New Perspective Fund - Page 19
persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend (i) for Class A shares, up to 0.25% of its average daily net assets attributable to Class A shares, (ii) for Class B shares, 1.00% of its average daily net assets attributable to Class B shares, (iii) for Class C shares, 1.00% of its average daily net assets attributable to Class C shares, and (iv) for Class F shares, up to 0.50% of its average daily net assets attributable to Class F shares, to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made.


For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit.
 After five quarters these commissions are not recoverable.


For Class B shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F Plan for distribution-related expenses.


During the September 30, 2001 fiscal year, the fund paid or accrued $71,114,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares, $3,921,000 for Class B shares, $283,000 for Class C shares, and $40,000 for Class F shares. As of September 30, 2000, accrued and unpaid distribution expenses under the Plans for Class A shares, Class B shares, Class C shares, and Class F shares were $5,716,000, $374,000, $70,000, and $11,000, respectively.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a


                         New Perspective Fund - Page 20
qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


                         New Perspective Fund - Page 21

Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction


                         New Perspective Fund - Page 22
     for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight-line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholders' related tax credit.


                         New Perspective Fund - Page 23

SHAREHOLDER TAXATION - In January of each year individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitation imposed by the Code.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company


                         New Perspective Fund - Page 24
may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                         New Perspective Fund - Page 25

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------



The funds and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares may only be purchased through fee-based programs of investment firms and registered investment advisers who have special agreements with the fund's distributor. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase


                         New Perspective Fund - Page 26
pension and profit sharing plans. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):


                                                  FUND      FUND      FUND       FUND
                                                 NUMBER    NUMBER    NUMBER     NUMBER
FUND                                            CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . .      02       202       302        402
American Balanced Fund/(R)/ . . . . . . . . .      11       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . .      03       203       303        403
Capital Income Builder/(R)/ . . . . . . . . .      12       212       312        412
Capital World Growth and Income Fund/SM/  . .      33       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . .      16       216       316        416
Fundamental Investors/SM/ . . . . . . . . . .      10       210       310        410
The Growth Fund of America/SM/  . . . . . . .      05       205       305        405
The Income Fund of America/(R)/ . . . . . . .      06       206       306        406
The Investment Company of America/(R)/  . . .      04       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . .      14       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . .      07       207       307        407
New World Fund/SM/  . . . . . . . . . . . . .      36       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . .      35       235       335        435
Washington Mutual Investors Fund/SM/  . . . .      01       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/      40       240       340        440
American High-Income Trust/SM/  . . . . . . .      21       221       321        421
The Bond Fund of America/SM/  . . . . . . . .      08       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . .      31       231       331        431
Intermediate Bond Fund of America/(R)/  . . .      23       223       323        423
Limited Term Tax-Exempt Bond Fund of
America/SM/ . . . . . . . . . . . . . . . . .      43       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . .      19       219       319        419
The Tax-Exempt Fund of California/(R)/* . . .      20       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . .      24       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . .      25       225       325        425
U.S. Government Securities Fund/SM/ . . . . .      22       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . .      09       209       309        409
The Tax-Exempt Money Fund of America/SM/  . .      39       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ .      49       N/A       N/A        N/A
___________
*Available only in certain states.




                         New Perspective Fund - Page 27

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)


                                                                                       DEALER
                                                               SALES CHARGE AS       COMMISSION
                                                              PERCENTAGE OF THE:    AS PERCENTAGE
                                                              ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                        NET AMOUNT  OFFERING     OFFERING
                                                             -INVESTED-   PRICE         PRICE
------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                            6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                            5.26       5.00          4.25
$50,000 but less than $100,000. .                              4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                             3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                              3.63       3.50          2.75
$250,000 but less than $500,000 .                              2.56       2.50          2.00
$500,000 but less than $750,000 .                              2.04       2.00          1.60
$750,000 but less than $1 million                              1.52       1.50          1.20
$1 million or more. . . . . . . .                none    none   (see below)
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE


                         New Perspective Fund - Page 28

IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies as determined by a Vice President or Senior Vice President of the Capital Research and Management Company Fund Administration and Compliance Unit; and

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.


                         New Perspective Fund - Page 29

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



  CONTINGENT DEFERRED SALES CHARGE
     ON SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                 1                                    5.00%
                 2                                    4.00%
                 3                                    4.00%
                 4                                    3.00%
                 5                                    2.00%
                 6                                    1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F SALES CHARGE - Class F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.
 Commissions on investments in Class A shares are paid at the following rates:
1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


                         New Perspective Fund - Page 30

For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.


                         New Perspective Fund - Page 31

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or


                         New Perspective Fund - Page 32

     . endowments or foundations established and controlled by you or your immediate family.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.


                         New Perspective Fund - Page 33

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

CDSC WAIVERS FOR CLASS B AND C SHARES - Any CDSC on Class B and C shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% SWP limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2. Such distributions may not exceed 12% of the value of the account annually.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

Dividend and capital gain distributions, redemptions of appreciated shares, redemptions through SWPs, and required minimum distributions in excess of 12% of an account value will not qualify for a CDSC waiver.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained


                         New Perspective Fund - Page 34
in the fund's current prospectus and statement of additional information. An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in Class A shares at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


                         New Perspective Fund - Page 35

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Boards. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3.0% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
          or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union


                         New Perspective Fund - Page 36
          that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $75,000 per shareholder each day.

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     -
          You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B, C or F shares of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


                         New Perspective Fund - Page 37

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the previous business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),


                         New Perspective Fund - Page 38

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


Exchanges of Class F shares generally may only be done through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


                         New Perspective Fund - Page 39

AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


                         New Perspective Fund - Page 40

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Credit Suisse Group, J.P. Morgan Chase & Co., Deutsche Bank and CitiGroup Inc., as a parent, were among the top 10 dealers that acted as principals in portfolio transactions. J. P. Morgan Chase & Co. and CitiGroup Inc., as a parent, were among the top 10 dealers that received the largest amount of brokerage commissions. The fund held equity securities of Credit Suisse Group in the amount of $66,121,000, CitiGroup Inc. in the amount of $103,275,000, J.P. Morgan Chase & Co. in the amount of $85,375,000 and debt securities of J.P. Morgan Chase & Co. in the amount of $35,496,000 and Deutsche Bank in the amount of $49,926,000.


Brokerage commissions paid on portfolio transactions(BLANK)/INCLUDE DEALER for the fiscal years ended September 30, 2001, 2000 and 1999, amounted to $25,814,000, $36,012,000 and $17,027,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $30,374,000 for Class A shares and $486,000 for Class B shares for the September 30, 2001 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy


                         New Perspective Fund - Page 41
statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

 MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2001

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $19.74
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $20.94


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 1.06% based on a 30-day (or one month) period ended September 30, 2001, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.


                         New Perspective Fund - Page 42

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2001 were -25.99%, 9.91% and 11.72%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2001 were -21.47%, 11.21% and 12.39%, respectively.



The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C and F shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                         New Perspective Fund - Page 43

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                         New Perspective Fund - Page 44

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term debt securities of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC


                         New Perspective Fund - Page 45

An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


                         New Perspective Fund - Page 46

New Perspective Fund, Inc.
Investment Portfolio, September 30, 2001

LARGEST INDUSTRY HOLDINGS
[pie chart]
11.83% Pharmaceuticals
5.85% Media
5.68% Oil & Gas
5.29% Banks
4.57% Metals & Mining
56.23% Other Industries
0.33% Bonds & Notes
10.22% Cash and Equivalents
[end pie chart]
                                                                               percent of
LARGEST INDIVIDUAL HOLDINGS                                                    net assets
AstraZeneca                                                                          3.44%
Philip Morris                                                                        3.00
Pfizer                                                                                2.41
Viacom                                                                                1.44
American International Group                                                          1.44
ING Groep                                                                             1.43
AT&T                                                                                  1.33
Nestle                                                                                1.30
Shionogi                                                                              1.24
AOL Time Warner                                                                       1.24


                                                                                   Shares        Market  Percent
                                                                                                  Value   of Net
Equity Securities                                                                            (Millions)   Assets

PHARMACEUTICALS  -  11.83%
AstraZeneca PLC (United Kingdom)                                         18,745,694             $858.346
AstraZeneca PLC (ADR)                                                       555,000               25.918    3.44%
Pfizer Inc (USA)                                                         15,440,000              619.144     2.41
Shionogi & Co., Ltd. (Japan)                                             16,941,000              318.541     1.24
Elan Corp., PLC (ADR) (Ireland) (1)                                       5,242,200              253.985      .99
Pharmacia Corp. (USA)                                                     5,300,000              214.968      .84
Bristol-Myers Squibb Co. (USA)                                            2,617,000              145.401      .57
Teva Pharmaceutical Industries Ltd.                                       2,000,000              120.900      .47
 (ADR) (Israel)
Chugai Pharmaceutical Co., Ltd. (Japan)                                   7,600,000              118.214      .46
Merck & Co., Inc. (USA)                                                   1,600,000              106.560      .41
Johnson & Johnson (USA)                                                   1,100,000               60.940      .24
H. Lundbeck A/S (Denmark) (1)                                             2,265,465               52.720      .21
Aventis (France)                                                            670,000               50.827      .20
Novartis AG (Switzerland)                                                 1,000,000               39.074      .15
Schering-Plough Corp. (USA)                                                 700,000               25.970      .10
Sanofi-Synthelabo (France)                                                  390,000               25.395      .10


MEDIA  -  5.85%
Viacom Inc., Class B (USA) (1)                                            9,233,825              318.567
Viacom Inc., Class A (1)                                                  1,500,000               52.425     1.44
AOL Time Warner Inc. (1)                                                  9,600,000              317.760     1.24
Clear Channel Communications, Inc. (USA) (1)                              5,307,300              210.965      .82
News Corp. Ltd. (ADR) (Australia)                                         4,601,600              110.899
News Corp. Ltd., preferred (ADR)                                          1,849,600               39.378
News Corp. Ltd.                                                           3,969,865               24.244
News Corp. Ltd., preferred                                                1,222,196                6.561      .70
Vivendi Universal (France)                                                2,320,000              107.437
Vivendi Universal (ADR)                                                     452,000               20.950      .50
Interpublic Group of Companies, Inc. (USA)                                3,300,000               67.320      .26
Independent News & Media PLC (Ireland)                                   26,453,850               39.510      .15
Grupo Televisa, SA, ordinary participation                                1,316,400               37.781      .15
 certificates (ADR) (Mexico) (1)
WPP Group PLC (United Kingdom)                                            5,150,000               37.489      .15
Dow Jones & Co., Inc. (USA)                                                 600,000               27.258      .11
Walt Disney Co. (USA)                                                     1,290,600               24.031      .09
Lagarde Groupe SCA (France)                                                 700,000               22.057      .09
Granada PLC  (United Kingdom)                                            12,150,000               16.617      .07
NTL Inc. (USA) (1)                                                        4,500,000               13.950      .05
TMP Worldwide Inc. (USA) (1)                                                240,000                6.814      .03


OIL & GAS  -  5.68%
ENI SpA (Italy)                                                          21,550,000              266.555     1.04
Texaco Inc. (USA)                                                         3,520,000              228.800      .89
Royal Dutch Petroleum Co. (New York                                       2,452,000              123.213
 registered) (Netherlands)
"Shell" Transport and Trading Co., PLC                                   14,000,000              105.001      .89
 (United Kingdom)
Petroleo Brasileiro SA - Petrobras                                        5,655,000              111.686
 (ADR) (Brazil)
Petroleo Brasileiro SA - Petrobras,                                       4,139,500               79.478      .74
 preferred nominative (ADR)
TOTAL FINA ELF SA, Class B (ADR) (France)                                 1,600,000              108.080
TOTAL FINA ELF SA, Class B                                                  515,688               69.271      .69
Chevron Corp. (USA)                                                       1,800,000              152.550      .59
Imperial Oil Ltd. (Canada)                                                3,000,000               81.630      .32
Unocal Corp. (USA)                                                        1,500,000               48.750      .19
Phillips Petroleum Co. (USA)                                                600,000               32.364      .13
Talisman Energy Inc. (Canada)                                               800,000               27.361      .11
LUKOIL (ADR) (Russia)                                                       630,000               23.562      .09


BANKS  -  5.29%
Bank of America Corp. (USA)                                               5,000,000              292.000     1.14
Royal Bank of Canada (Canada)                                             8,634,000              263.302     1.03
Bank of Nova Scotia (Canada)                                              7,719,000              226.745      .88
Sumitomo Mitsui Banking Corp. Inc.                                       15,706,000              112.591      .44
 (formerly Sumitomo Bank, Ltd. And
 Sakura Bank, Ltd) (Japan)
Westpac Banking Corp. (Australia)                                        16,049,832              105.051      .41
ABN AMRO Holding NV (Netherlands)                                         6,080,376              100.282      .39
Bank of Montreal (Canada)                                                 3,207,960               79.828      .31
Credit Suisse Group (Switzerland) (1)                                     1,895,859               66.121      .26
Australia and New Zealand Banking                                         6,843,541               53.860      .21
 Group Ltd. (Australia)
Toronto-Dominion Bank (Canada)                                            1,223,700               30.095      .12
HSBC Holdings PLC (United Kingdom)                                        2,450,000               25.833      .10


METALS & MINING  -  4.57%
Alcoa Inc. (USA)                                                          6,800,000              210.868      .82
Newmont Mining Corp. (USA)                                                8,700,000              205.320      .80
Barrick Gold Corp. (Canada)                                              10,500,000              182.175      .71
Anglo American PLC (United Kingdom)                                      10,500,000              125.114
Anglo American PLC (ADR)                                                  2,500,000               29.800      .60
Placer Dome Inc. (Canada)                                                 9,000,000              115.110      .45
Pohang Iron & Steel Co., Ltd. (South Korea)                               1,450,000               90.081      .35
BHP Billiton Ltd. (formerly and BHP                                      11,133,362               47.046
 Ltd.) (Australia)
BHP Billiton PLC (formerly Billiton                                      10,372,416               42.672      .35
 PLC) (United Kingdom)
Homestake Mining Co. (USA)                                                7,000,000               65.100      .25
WMC Ltd. (Australia)                                                      9,644,700               37.525      .15
Gold Fields Ltd. (South Africa)                                           5,191,105               23.469      .09
Usinor (France)                                                             100,000                 .801      .00
Cia. Vale do Rio Doce, preferred nominative,                                 38,400                 .000      .00
 Class B (Brazil) (1) (2)


INSURANCE  -  4.32%
American International Group, Inc. (USA)                                  4,734,569              369.296     1.44
Allianz AG (Germany)                                                        792,000              179.597      .70
Munchener Ruckversicherungs-Gesellschaft                                    475,000              123.286      .48
 (Germany)
AEGON NV (Netherlands)                                                    3,523,499               92.158      .36
Manulife Financial Corp. (Canada)                                         2,400,000               62.854      .24
Berkshire Hathaway Inc., Class A (USA) (1)                                      860               60.200      .23
Fairfax Financial Holdings Ltd. (Canada) (1)                                352,800               45.206
Fairfax Financial Holdings Ltd. (1)(3)                                       93,000               11.916      .22
Yasuda Fire and Marine Insurance Co.,                                     7,000,000               47.007      .18
 Ltd. (Japan)
QBE Insurance Group Ltd. (Australia)                                     15,131,838               42.851      .17
Royal & Sun Alliance Insurance Group                                      6,700,000               33.550      .13
 PLC (United Kingdom)
Assicurazioni Generali SpA (Italy)                                        1,200,000               32.151      .13
Zurich Financial Services (Switzerland)                                      50,000               10.201      .04


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  4.29%
Taiwan Semiconductor Manufacturing Co.                                  201,329,440              272.841     1.06
 Ltd. (Taiwan) (1)
Samsung Electronics Co., Ltd. (South Korea)                               1,617,820              174.361      .68
Texas Instruments Inc. (USA)                                              4,400,000              109.912      .43
Micron Technology, Inc. (USA) (1)                                         4,000,000               75.320      .29
Linear Technology Corp. (USA)                                             2,237,100               73.377      .29
Agere Systems Inc. (USA) (1)                                             16,855,584               69.614      .27
Advanced Micro Devices, Inc. (USA) (1)                                    7,478,600               60.951      .24
ASML Holding NV (formerly ASM Lithography                                 2,675,000               29.987
 Holding NV) (New York registered)
 (Netherlands) (1)
ASML Holding NV (1)                                                       2,200,000               24.483      .21
Tokyo Electron Ltd. (Japan)                                               1,489,100               52.249      .20
Xilinx, Inc. (USA) (1)                                                    1,802,800               42.420      .17
Altera Corp. (USA) (1)                                                    2,420,900               39.654      .16
Rohm Co., Ltd. (Japan)                                                      400,000               38.949      .15
AIXTRON AG (Germany)                                                      1,296,000               21.481      .08
Applied Materials, Inc. (USA) (1)                                           550,000               15.642      .06


FOOD PRODUCTS  -  4.14%
Nestle SA (Switzerland)                                                   1,570,000              334.352     1.30
Groupe Danone (France)                                                    1,756,898              228.801      .89
Unilever PLC (United Kingdom)                                            14,215,526              107.976      .42
Archer Daniels Midland Co. (USA)                                          8,020,687              100.980      .39
Unilever NV (Netherlands)                                                 1,250,000               67.619
Unilever NV (New York Registered)                                           400,000               21.608      .35
Sara Lee Corp. (USA)                                                      3,315,300               70.616      .27
Kraft Foods Inc. (USA)                                                    2,000,000               68.740      .27
Orkla AS, Class A (Norway)                                                4,100,000               65.155      .25


DIVERSIFIED TELECOMMUNICATION SERVICES
 - 3.26%
AT&T Corp. (USA)                                                         17,700,000              341.610     1.33
SBC Communications Inc. (USA)                                             2,900,000              136.648      .53
WorldCom, Inc. - WorldCom Group (USA) (1)                                 5,100,000               76.704
WorldCom, Inc. - MCI Group                                                   44,000                 .670      .30
Telefonos de Mexico, SA de CV, Class                                      2,200,000               71.038      .28
 L (ADR) (Mexico)
TDC A/S (formerly Tele Danmark AS, Class B)                               2,094,100               36.479
 (ADR) (Denmark)
TDC A/S (formerly Tele Danmark AS)                                          900,000               31.526      .26
Swisscom AG (Switzerland)                                                   130,395               36.704      .14
Sprint FON Group (USA)                                                    1,500,000               36.015      .14
Deutsche Telekom AG (Germany)                                             1,800,000               28.015      .11
Korea Telecom Corp. (South Korea)                                           711,000               24.302      .09
Telecom Italia SpA, nonvoting savings shares,                             3,492,100               14.922      .06
 nonconvertible (Italy)
Williams Communications Group, Inc.,                                      4,995,251                5.894      .02
 Class A (USA) (1)


PAPER & FOREST PRODUCTS  -  3.16%
International Paper Co. (USA)                                             8,900,000              309.720     1.21
Georgia-Pacific Corp., Georgia-Pacific                                    5,100,000              146.829      .57
 Group (USA)
Stora Enso Oyj, Class R (Finland)                                        10,000,000              111.561      .43
UPM-Kymmene Corp. (Finland)                                               3,153,000               89.876      .35
Abitibi-Consolidated Inc. (Canada)                                        9,061,755               57.335      .22
Weyerhaeuser Co. (USA)                                                    1,100,000               53.581      .21
Rayonier Inc. (USA)                                                         700,000               28.329      .11
Louisiana-Pacific Corp. (USA)                                             2,550,000               16.575      .06


TOBACCO  -  3.07%
Philip Morris Companies Inc. (USA)                                       15,950,000              770.226     3.00
Gallaher Group PLC (United Kingdom)                                       2,905,100               19.140      .07


BEVERAGES  -  2.77%
Coca-Cola Co. (USA)                                                       6,300,000              295.155     1.15
Coca-Cola Enterprises Inc. (USA)                                          8,950,000              137.293      .53
PepsiCo, Inc. (USA)                                                       2,250,000              109.125      .42
Cia. de Bebidas das Americas - AmBev,                                     4,250,000               68.043      .26
 preferred nominative ADR (Brazil)
Heineken NV (Netherlands)                                                 1,700,000               64.436      .25
Anheuser-Busch Companies, Inc. (USA)                                        980,000               41.042      .16



WIRELESS TELECOMMUNICATION SERVICES  -  2.74%
Vodafone Group PLC (United Kingdom)                                     138,120,686              304.680     1.19
NTT DoCoMo, Inc. (Japan)(3)                                                   6,699               90.535
NTT DocoMo, Inc.                                                              4,444               60.059      .59
America Movil SA de CV, Series L (ADR) (Mexico)                           8,499,060              126.041      .49
KDDI Corp. (formerly DDI Corp.) (Japan)                                      33,400               91.399      .36
Bouygues SA (France)                                                      1,000,000               25.809      .10
Nextel Communications, Inc., Series D, 13.00%                                10,660                3.358      .01
 exchangeable preferred 2009 (USA)(4)



HOTELS, RESTAURANTS & LEISURE  -  2.71%
Starbucks Corp. (USA) (1)                                                13,300,000              198.702      .77
McDonald's Corp. (USA)                                                    6,230,000              169.082      .66
Carnival Corp. (USA)                                                      7,273,900              160.171      .62
MGM Mirage, Inc. (USA) (1)                                                3,800,000               85.424      .33
Compass Group PLC (United Kingdom)                                       12,150,000               84.783      .33


COMMUNICATIONS EQUIPMENT  -  2.47%
Nokia Corp., Class A (Finland)                                            7,870,000              128.651
Nokia Corp., Class A (ADR)                                                6,750,000              105.638      .91
Telefonaktiebolaget LM Ericsson, Class B                                 51,188,100              184.848
 (Sweden)
Telefonaktiebolaget LM Ericsson, Class B (ADR)                           12,400,000               43.276      .89
Crown Castle International Corp. (USA) (1)                                5,490,036               49.410
Crown Castle International Corp. 6.25%                                      755,900               18.520      .26
 convertible preferred 2012 (1)
Cisco Systems, Inc. (USA) (1)                                             4,620,000               56.272      .22
Motorola, Inc. (USA)                                                      2,500,000               39.000      .15
Lucent Technologies Inc. (USA) (1)                                        1,700,000                9.741      .04


DIVERSIFIED FINANCIALS  -  2.39%
ING Groep NV (Netherlands)                                               12,811,170              343.364
ING Groep NV, Class B, warrants,                                          1,265,000               23.190     1.43
 expire 2008 (1)
Citigroup Inc. (USA)                                                      2,550,000              103.275      .40
J.P. Morgan Chase & Co. (USA)                                             2,500,000               85.375      .33
Investor AB, Class B (Sweden)                                             5,900,000               55.748      .22
OM AB (formerly OM Gruppen AB) (Sweden)                                     256,700                1.813      .01


HOUSEHOLD DURABLES  -  1.75%
Nintendo Co., Ltd. (Japan)                                                1,521,200              218.482      .85
Koninklijke Philips Electronics NV                                        6,100,727              118.341      .46
 (Netherlands)
Sony Corp. (Japan)                                                        3,064,800              112.939      .44


CHEMICALS  -  1.66%
Dow Chemical Co. (USA)                                                    7,810,000              255.856     1.00
Valspar Corp. (USA)                                                       1,512,200               50.568      .20
Rohm and Haas Co. (USA)                                                   1,383,600               45.327      .18
Methanex Corp. (Canada) (1)                                               7,250,000               35.219      .14
L'Air Liquide (France)                                                      249,010               34.923      .14



INDUSTRIAL CONGLOMERATES  -  1.57%
Norsk Hydro AS (Norway)                                                   3,600,000              132.068      .51
Siemens AG (Germany)                                                      3,445,000              129.887      .51
Tyco International Ltd. (USA)                                             1,500,000               68.250      .27
Smiths Group PLC  (United Kingdom)                                        3,905,921               37.796      .15
General Electric Co. (USA)                                                  900,000               33.480      .13


COMPUTERS & PERIPHERALS  -  1.54%
Dell Computer Corp. (USA) (1)                                             5,927,200              109.831      .43
International Business Machines Corp. (USA)                               1,150,000              106.145      .41
Sun Microsystems, Inc. (USA) (1)                                         10,000,000               82.700      .32
Compaq Computer Corp. (USA)                                               7,575,000               62.948      .25
Hewlett-Packard Co. (USA)                                                 2,118,600               34.109      .13


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.48%
EPCOS AG (Germany)                                                        3,087,000              101.208      .39
Hon Hai Precision Industry Co., Ltd. (Taiwan)                            26,625,600               84.219      .33
Hitachi, Ltd. (Japan)                                                    11,500,000               76.551      .30
Samsung Electro-Mechanics Co., Ltd.                                       1,988,760               38.045      .15
 (South Korea)
Hoya Corp. (Japan)                                                          700,000               36.431      .14
Agilent Technologies, Inc. (USA) (1)                                      1,200,000               23.460      .09
Murata Manufacturing Co., Ltd. (Japan)                                      264,000               15.136      .06
Hirose Electric Co., Ltd. (Japan)                                            98,900                6.226      .02


ENERGY EQUIPMENT & SERVICES  -  1.12%
Baker Hughes Inc. (USA)                                                   6,900,000              199.755      .78
Halliburton Co. (USA)                                                     2,500,000               56.375      .22
Schlumberger Ltd. (USA)                                                     660,000               30.162      .12


COMMERCIAL SERVICES & SUPPLIES  -  1.07%
Cendant Corp. (USA) (1)                                                  13,452,900              172.197      .67
Rentokil Initial PLC (United Kingdom)                                    10,000,000               36.177      .14
Pitney Bowes Inc. (USA)                                                     800,000               30.560      .12
Chubb PLC (United Kingdom)                                                8,803,123               20.519      .08
Adecco SA (Switzerland)                                                     450,000               15.306      .06


MACHINERY  -  0.96%
Mitsubishi Heavy Industries, Ltd. (Japan)                                39,600,000              137.285      .53
Deere & Co. (USA)                                                         1,300,000               48.893      .19
Dover Corp. (USA)                                                         1,050,000               31.615      .12
Parker Hannifin Corp. (USA)                                                 900,000               30.870      .12


SOFTWARE  -  0.94%
Microsoft Corp. (USA) (1)                                                 3,200,000              163.744      .64
Cadence Design Systems, Inc. (USA) (1)                                    4,673,600               77.815      .30
Oracle Corp. (USA) (1)                                                       64,300                 .809      .00


AUTOMOBILES  -  0.94%
Suzuki Motor Corp. (Japan)                                                9,052,000               87.762      .34
Honda Motor Co., Ltd. (Japan)                                             2,600,000               84.462      .33
Renault SA (France)                                                       1,500,000               43.714      .17
General Motors Corp. (USA)                                                  600,000               25.740      .10


AEROSPACE & DEFENSE  -  0.78%
Lockheed Martin Corp. (USA)                                               1,900,000               83.125      .32
Bombardier Inc., Class B (Canada)                                         7,200,000               52.898      .21
Honeywell International Inc. (USA)                                        1,600,000               42.240      .16
Rockwell Collins, Inc. (USA)                                              1,000,000               14.200      .06
BAE SYSTEMS PLC (United Kingdom)                                          1,642,948                7.997      .03


CONTAINERS & PACKAGING  -  0.70%
Smurfit Group (Ireland)                                                  54,400,000               93.139      .36
Smurfit-Stone Container Corp.  (USA) (1)                                  6,455,700               85.409      .34


MULTI-UTILITIES  -  0.65%
Williams Companies, Inc. (USA)                                            6,074,000              165.820      .65


MULTILINE RETAIL  -  0.60%
Wal-Mart Stores, Inc. (USA)                                               1,350,000               66.825      .26
Kingfisher PLC (United Kingdom)                                          12,438,903               56.707      .22
Wal-Mart de Mexico, SA de CV, Class V (Mexico)                           10,995,004               23.027
Wal-Mart de Mexico, SA de CV, Class C                                     3,624,400                6.885      .12


AIR FREIGHT & COURIERS  -  0.57%
United Parcel Service, Inc., Class B (USA)                                2,204,400              114.585      .45
TPG NV (formerly TNT Post Groep NV) (Netherlands)                         1,652,573               31.590      .12


OTHER INDUSTRIES  -  3.29%
Koninklijke Ahold NV (Netherlands)                                        3,118,477               86.620      .34
Kimberly-Clark Corp. (USA)                                                1,380,000               85.560      .33
Japan Airlines Co., Ltd. (Japan)                                         32,590,000               76.599      .30
Avon Products, Inc. (USA)                                                 1,650,000               76.312      .30
Amdocs Ltd. (USA) (1)                                                     2,600,000               69.290      .27
Canon Inc. (Japan)                                                        2,130,000               58.466      .23
Asahi Glass Co., Ltd. (Japan)                                            10,114,000               54.081      .21
Quintiles Transnational Corp. (USA) (1)                                   3,701,000               54.035      .21
Luxottica Group SpA (ADR) (Italy)                                         3,741,000               52.337      .20
Canadian Pacific Ltd. (Canada)                                            1,600,000               51.344      .20
Nitto Denko Corp. (Japan)                                                 2,915,000               43.555      .17
Medtronic, Inc. (USA)                                                       900,000               39.150      .15
Xerox Corp. (USA)                                                         5,000,000               38.750      .15
Yahoo! Inc. (USA) (1)                                                     4,355,000               38.368      .15
Genentech, Inc. (USA) (1)                                                   816,800               35.939      .14
Scottish Power PLC (United Kingdom)                                       5,157,902               31.023      .12
Gap, Inc. (USA)                                                           2,000,000               23.900      .09
Nippon Sheet Glass Co., Ltd. (Japan)                                      5,882,000               22.120      .09
AMR Corp. (USA) (1)                                                       1,100,000               21.054      .08
Mirant Corp. (USA) (1)                                                      800,000               17.520      .07
Rockwell Automation (formerly Rockwell                                    1,000,000               14.680      .06
 International Corp.) (USA)
Ushio Inc. (Japan)                                                        1,092,000               14.015      .05
National Grid Group PLC (United Kingdom)                                  1,335,100                8.443      .03
Zimmer Holdings Inc. (USA) (1)                                              135,000                3.746      .02
Marubeni Corp. (Japan) (1)                                                      600                 .001      .00
TI Automotive Ltd. (United Kingdom) (1) (2)                               4,578,091                 .000      .00


MISCELLANEOUS  -  0.62%
Other equity securities in initial                                                               159.180      .62
 period of acquisition


TOTAL EQUITY SECURITIES (cost:                                                                22,976.764    89.45
 $22,110.871 million)



                                                                                Principal
                                                                                   Amount
Fixed Income Securities                                                        (Millions)

FHLB BONDS AND NOTES  -  0.19%
Federal Home Loan Bank Bonds, 6.085% 2001                               $    50.000               50.352      .19


MEDIA  -  0.11%
Charter Communications Holdings,                                             46.950               27.466      .11
 LLC 0%/13.50% 2011 (5)


WIRELESS TELECOMMUNICATION SERVICES  -  0.03%
Nextel Partners, Inc. 0%/14.00% 2009 (5)                                     17.212                7.745      .03



TOTAL FIXED INCOME SECURITIES                                                                     85.563      .33
 (cost: $90.016 million)



                                                                                Principal        Market  Percent
                                                                                   Amount         Value   of Net
Short-Term Securities                                                          (Millions)    (Millions)   Assets

Federal Agency Discount Notes  -  4.73%
Fannie Mae 2.34%-4.38% due 10/4/2001-2/26/2002                          $   430.147              428.238     1.67
Federal Home Loan Banks 2.36%-4.07% due                                     402.839              401.253     1.56
 10/3/2001-1/31/2002
Freddie Mac due 2.36% - 3.85%                                               342.824              341.221     1.33
 10/18/2001-2/20/2002
Federal Farm Credit Discount Note 3.60%-3.78%                                42.700               42.556      .17
 due 10/11-11/16/2001


Corporate Short-Term Notes  -  3.83%
Diageo Capital PLC 3.54%-3.56%                                               79.000               78.945      .31
 due 10/1-10/19/2001 (3)
Westpac Trust Securities NZ Ltd.                                             69.600               69.440      .27
 3.50%-3.68% due 10/9-11/2/2001
AB Spintab due 3.40%-3.56% 10/9-11/26/2001                                   65.300               65.132      .25
Private Export Funding Corp. 3.57%-3.90%                                     60.000               59.707      .23
 due 11/8-11/27/2001 (3)
Svenska Handelsbanken Inc. 3.46% due 10/17/2001                              50.000               49.918      .19
Deutsche Bank Financial Inc. 3.55%                                           50.000               49.926      .19
 due 10/15/2001
Lloyds Bank PLC 3.38% due 10/26/2001                                         50.000               49.878      .19
CBA (Delaware) Finance Inc. 3.43%-3.56%                                      50.000               49.814      .19
 due 10/26-11/20/2001
Asset Securitization Corp. 3.55%                                             49.600               49.551      .19
 due 10/10/2001 (3)
Rio Tinto America, Inc. 2.49%-3.45%                                          42.196               41.989      .16
 due 11/13-12/21/2001 (3)
Den Danske Corp. Inc. 3.43%-3.56%                                            36.400               36.304      .14
due 10/19-11/14/2001
J.P. Morgan Chase & Co. 3.54% due 10/1/2001                                  35.500               35.496      .14
Royal Bank of Canada 3.625% due 10/10/2001                                   32.000               31.968      .12
BMW US Capital Corp. 2.52%-3.46%                                             30.000               29.881      .12
 due 10/1-11/29/2001
Halifax PLC 3.85% due 11/13/2001                                             28.800               28.663      .11
BellSouth Corp. 3.55% due 10/12/2001 (3)                                     27.850               27.817      .11
KfW International Finance Inc. 3.52%-3.57%                                   26.000               25.965      .10
 due 10/10-10/19/2001
Reseau Ferre de France 3.78% due 10/9/2001                                   25.000               24.976      .10
Preferred Receivables Funding Corp. 3.42%                                    25.000               24.948      .10
 due 10/22/2001 (3)
Stadshypotek AB 3.43% due 11/20/2001 (3)                                     25.000               24.878      .10
Bayerische Hypo- und Vereinsbank AG 2.44%                                    25.000               24.850      .10
 due 12/20/2001
Sony Capital Corp. 3.45% due 10/23/2001                                      23.300               23.249      .09
Coca-Cola Co. 3.52% due 10/23/2001                                           20.000               19.955      .08
Triple-A One Funding Corp. 3.57%                                             16.483               16.463      .06
 due 10/12/2001 (3)
HVB Finance (Delaware) 3.83% due 11/14/2001                                  15.000               14.928      .06
Bank of Montreal 3.50% due 10/2/2001                                         14.600               14.597      .06
American Honda Finance Corp. 3.54% due 10/16/2001                            10.000                9.984      .04

General Electric Capital Corp. 3.38% due 11/5/2001                            7.000                6.976      .03



Certificates of Deposit  -  1.06%
Barclays Bank PLC 3.83%-4.02%                                                70.000               70.113      .27
 due 11/19-12/7/2001
Societe Generale 2.50% due 12/17/2001                                        50.000               49.997      .20
Abbey National North America 2.51%                                           50.000               49.977      .19
 due 12/28/2001
Royal Bank of Scotland Group PLC 3.41%                                       28.418               28.417      .11
 due 11/26/2001
Toronto-Dominion Holdings USA Inc. 3.61%                                     25.000               25.000      .10
 due 10/1/2001
Canadian Imperial Bank of Commerce 3.43%                                     25.000               25.000      .10
 due 11/16/2001
Rabobank Nederland NV 3.52% due 10/2/2001                                    22.000               22.000      .09


U.S. Treasuries  -  0.21%
U.S. Treasury Bills 3.365%-3.435%                                            55.000               54.772      .21
 due 11/15-11/29/2001



Non-U.S. Currency  -  0.03%
New Taiwanese Dollar                                                           NT$269.282          7.814      .03



TOTAL SHORT-TERM SECURITIES:                                                                   2,532.556     9.86
 (cost: $2,532.804 million)


TOTAL INVESTMENT SECURITIES:                                                                  25,594.883    99.64
 (cost: $24,733.691 million)
Excess of cash and receivables over payables                                                      91.258      .36

NET ASSETS                                                                                   $25,686.141  100.00%

(1) Non-income-producing security.
(2) Valued under procedures established by the Board of Directors.
(3) Purchased in a private placement transaction;
    resale may be limited to qualified
    institutional buyers; resale to public may require registration.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Step bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts

See Notes to Financial Statements

New Perspective Fund
Financial statements

Statement of assets and liabilities
at September 30, 2001                                                    (dollars in           millions)
Assets:
Investment securities at market
 (cost: $24,733.691)                                                                         $25,594.883
Cash                                                                                                .899
Receivables for -
 Sales of investments                                                       $259.973
 Sales of fund's shares                                                       32.842
 Dividends and interest                                                       49.522
 Other                                                                          .178             342.515
                                                                                              25,938.297
Liabilities:
Payables for -
 Purchases of investments                                                    196.006
 Repurchases of fund's shares                                                 33.030
 Forward currency contracts - net                                              3.357
 Management services                                                           8.739
 Other expenses                                                               11.024             252.156
Net assets at September 30, 2001                                                             $25,686.141

 Total authorized capital stock -
 2,000,000,000 shares, $.001 par value
 Class A shares:
  Net assets                                                                                 $25,093.926
  Shares outstanding                                                                       1,270,941,980
  Net asset value per share                                                                       $19.74
 Class B shares:
  Net assets                                                                                    $445.060
  Shares outstanding                                                                          22,788,930
  Net asset value per share                                                                       $19.53
 Class C shares:
  Net assets                                                                                     $87.009
  Shares outstanding                                                                           4,463,040
  Net asset value per share                                                                       $19.50
 Class F shares:
  Net assets                                                                                     $60.146
  Shares outstanding                                                                           3,049,270
  Net asset value per share                                                                       $19.72


Statement of operations
for the year ended September 30, 2001                                    (dollars in           millions)
Investment income:
Income:
 Dividends                                                                  $461.286
 Interest                                                                    208.476            $669.762

Expenses:
 Management services fee                                                     121.463
 Distribution expenses - Class A                                              71.114
 Distribution expenses - Class B                                               3.921
 Distribution expenses - Class C                                                .283
 Distribution expenses - Class F                                                .040
 Transfer agent fee - Class A                                                 30.374
 Transfer agent fee - Class B                                                   .486
 Administrative services fees - Class C                                         .121
 Administrative services fees - Class F                                         .043
 Reports to shareholders                                                        .947
 Registration statement and prospectus                                         2.459
 Postage, stationery and supplies                                              4.043
 Directors' and Advisory Board fees                                             .292
 Auditing and legal fees                                                        .103
 Custodian fee                                                                 6.160
 Taxes other than federal income tax                                            .517
 Other expenses                                                                 .157             242.523
Net investment income                                                                            427.239

Realized gain and unrealized
 depreciation on investments:
Net realized gain                                                                                 33.144
Net unrealized depreciation on:
 Investments                                                              (7,596.459)
 Open forward currency contracts                                              (3.357)
  Net unrealized depreciation                                                                 (7,599.816)
 Net realized gain and
  unrealized depreciation
  on investments                                                                              (7,566.672)
Net decrease in net assets resulting
 from operations                                                                             ($7,139.433)




Statement of changes in net assets                                       (dollars in           millions)


                                                                          Year ended       September 30,
                                                                                 2001                2000
Operations:
Net investment income                                                       $427.239            $327.728
Net realized gain on investments                                              33.144           4,202.874
Net unrealized (depreciation) appreciation
 on investments                                                           (7,599.816)            279.532
 Net (decrease) increase in net assets
  resulting from operations                                               (7,139.433)          4,810.134
Dividends and distributions paid to
to shareholders:
Dividends from net investment income:
 Class A                                                                    (353.625)           (109.901)
 Class B                                                                      (3.535)                  -
 Class C                                                                       (.161)                  -
 Class F                                                                       (.102)                  -
Distributions from net realized gain on investments:
 Class A                                                                  (3,575.929)         (2,337.892)
 Class B                                                                     (35.657)                  -
  Total dividends and distributions                                       (3,969.009)         (2,447.793)

Capital share transactions:
Proceeds from shares sold                                                  4,285.360           6,834.769
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments                         3,776.522           2,334.800
Cost of shares repurchased                                                (4,938.919)         (3,612.572)
 Net increase in net assets resulting
  from capital share transactions                                          3,122.963           5,556.997
Total (decrease) increase  in net assets                                  (7,985.479)          7,919.338

Net assets:
Beginning of year                                                         33,671.620          25,752.282
End of year (including undistributed
 net investment income: $320.221 and $315.556,
 respectively)                                                           $25,686.141         $33,671.620



See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - New Perspective Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments all over the world, including the United States.

The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 5.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Directors. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contracts are recorded in the Statement of Assets and Liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities' values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the Statement of Assets and Liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended September 30, 2001, non-U.S. taxes paid were $30,183,000.

CURRENCY GAINS AND LOSSES - Net realized currency gains on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $2,356,000 for the year ended September 30, 2001.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of September 30, 2001 the cost of investment securities, excluding forward currency contracts, for federal income tax reporting purposes was $24,733,480,000. Net unrealized appreciation on investments, excluding forward currency contracts, aggregated $861,403,000; $4,205,576,000 related to appreciated securities and $3,344,173,000 related to depreciated securities. For the year ended September 30, 2001, the fund realized tax basis net capital gains of $30,561,000. In addition, the fund has recognized, for tax puroposes, net capital losses relating to non-U.S. currency transactions totaling $2,173,000 which were realized during the period November 1, 1999 through September 30, 2000. Net gains related to non-U.S. currency transactions and tax adjustments of $2,432,000 were treated as an adjustment to ordinary income for federal income tax purposes. Other tax adjustments of $318,000 were treated as deferred capital gains for federal income tax purposes.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $121,463,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.600% per annum of the first $500 million of daily net assets decreasing to 0.365% of such assets in excess of $44 billion. For the year ended September 30, 2001, the management services fee was equivalent to an annualized rate of 0.396% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. "AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the year ended September 30, 2001, aggregate distribution expenses were $71,114,000, equivalent to an annualized rate of 0.24% of average daily net assets attributable to Class A shares.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended September 30, 2001, aggregate distribution expenses were $3,921,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended September 30, 2001, aggregate distribution expenses were $283,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended September 30, 2001, aggregate distribution expenses were $40,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

As of September 30, 2001, aggregrate distribution expenses payable to AFD were $6,171,000.

AFD received $10,317,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended September 30, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $30,860,000 was incurred during the year ended September 30, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of September 30, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $2,454,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended September 30, 2001, total fees under the agreement were $164,000. As of September 30, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $34,000.

DIRECTORS' AND ADVISORY BOARD FEES - Since the adoption of the deferred compensation plan in 1993, Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of September 30, 2001, the cumulative amount of these liabilities was $1,201,000. Directors' and Advisory Board fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND DIRECTORS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $9,691,727,000 and $8,641,249,000, respectively, during the year ended September 30, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended September 30, 2001, the custodian fee of $6,160,000 includes $99,000 that was paid by these credits rather than in cash.

For the year ended September 30, 2001, the fund reclassified $2,125,000 to undistributed net investment income from undistributed net realized gains. The fund also reclassified $67,276,000 from undistributed net investment income and $28,972,000 from undistributed net realized gains to additional paid-in capital to reflect permanent differences between book and tax reporting.

As of September 30, 2001, net assets consisted of the following:

As of September 30, 2001, net assets consisted of the following:
                                                                                        (dollars in millions)
Capital paid in on shares of capital stock                                                           $24,508.743
Undistributed net investment income                                                                      320.221
Undistributed net realized loss                                                                            (.700)
Net unrealized appreciation                                                                              857.877
Net assets                                                                                           $25,686.141

Capital share transactions in the fund were as follows:

                                                                         Year ended
                                                                 September 30, 2001
                                                                  Amount (millions)            Shares
Class A Shares:
  Sold                                                                   $3,780.998       157,588,075
  Reinvestment of dividends and distributions                             3,738.129       153,753,607
  Repurchased                                                            (4,894.145)     (206,070,242)
   Net increase in Class A                                                2,624.982       105,271,440
Class B Shares: (1)
  Sold                                                                      326.328        13,668,709
  Reinvestment of dividends and distributions                                38.168         1,578,610
  Repurchased                                                               (36.100)       (1,568,829)
   Net increase in Class B                                                  328.396        13,678,490
Class C Shares: (2)
  Sold                                                                      102.827         4,558,525
  Reinvestment of dividends and distributions                                  .137             5,724
  Repurchased                                                                (2.127)         (101,209)
   Net increase in Class C                                                  100.837         4,463,040
Class F Shares: (2)
  Sold                                                                       75.207         3,344,488
  Reinvestment of dividends and distributions                                  .088             3,637
  Repurchased                                                                (6.547)         (298,855)
   Net increase in Class F                                                   68.748         3,049,270
Total net increase in fund                                               $3,122.963       126,462,240

                                                                         Year ended
                                                                 September 30, 2000
                                                                  Amount (millions)            Shares

Class A Shares:
  Sold                                                                   $3,780.998       157,588,075
  Reinvestment of dividends and distributions                             3,738.129       153,753,607
  Repurchased                                                            (4,894.145)     (206,070,242)
   Net increase in Class A                                                2,624.982       105,271,440
Class B Shares: (1)
  Sold                                                                      326.328        13,668,709
  Reinvestment of dividends and distributions                                38.168         1,578,610
  Repurchased                                                               (36.100)       (1,568,829)
   Net increase in Class B                                                  328.396        13,678,490
Class C Shares: (2)
  Sold                                                                      102.827         4,558,525
  Reinvestment of dividends and distributions                                  .137             5,724
  Repurchased                                                                (2.127)         (101,209)
   Net increase in Class C                                                  100.837         4,463,040
Class F Shares: (2)
  Sold                                                                       75.207         3,344,488
  Reinvestment of dividends and distributions                                  .088             3,637
  Repurchased                                                                (6.547)         (298,855)
   Net increase in Class F                                                   68.748         3,049,270
Total net increase in fund                                               $3,122.963       126,462,240


(1) Class B shares were not offered
 before March 15, 2000.
(2) Class C and Class F shares were
 not offered before March 15, 2001.

At September 30, 2001, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

Non-U.S. Currency                      Contract                  U.S. Valuation
Sale Contract                           Amounts                     at 9/30/2001
                                                                                      Unrealized
                                       Non-U.S.         U.S.              Amount    Depreciation
                                     (millions)   (millions)          (millions)      (millions)
Japanese Yen expiring         yen    14,614.200     $120.000            $123.357         ($3.357)
 12/14/2001

Per-share data and ratios

                                                                    Class A

                                                                 Year ended
                                                              September 30,
                                                                        2001             2000      1999
Net asset value, beginning of year                                   $28.66           $26.25    $20.50

 Income from investment operations :
  Net investment income                                             .34 (1)          .30 (1)       .26
  Net (losses) gains on securities                               (5.86) (1)         4.56 (1)      7.26
(both realized and unrealized)
   Total from investment operations                                   (5.52)            4.86      7.52
 Less distributions :
  Dividends (from net investment income)                               (.30)            (.11)     (.20)
  Distributions (from capital gains)                                  (3.10)           (2.34)    (1.57)
   Total distributions                                                (3.40)           (2.45)    (1.77)
Net asset value, end of year                                         $19.74           $28.66    $26.25
Total return (2)                                                    (21.47)%           18.93%    38.43%
Ratios/supplemental data:
 Net assets, end of year (in millions)                              $25,094          $33,412   $25,752
 Ratio of expenses to average net assets                                .78%             .79%      .77%
 Ratio of net income to average net assets                             1.40%            1.00%     1.06%

                                                                        1998             1997
Net asset value, beginning of year                                   $21.86           $17.77

 Income from investment operations :
  Net investment income                                                 .27              .29
  Net (losses) gains on securities                                     (.11)            4.81
(both realized and unrealized)
   Total from investment operations                                     .16             5.10
 Less distributions :
  Dividends (from net investment income)                               (.31)            (.33)
  Distributions (from capital gains)                                  (1.21)            (.68)
   Total distributions                                                (1.52)           (1.01)
Net asset value, end of year                                         $20.50           $21.86
Total return (2)                                                       1.23%           29.97%
Ratios/supplemental data:
 Net assets, end of year (in millions)                              $17,707          $16,956
 Ratio of expenses to average net assets                                .77%             .79%
 Ratio of net income to average net assets                             1.27%            1.56%



                                                                    Class B
                                                                       Year
                                                                      ended      March 15 to
                                                              September 30,    September 30,
                                                                       2001         2000 (3)
Net asset value, beginning of period                                 $28.54           $30.11
 Income from investment operations :
  Net investment income (1)                                             .14              .08
  Net (losses) gains on securities                                    (5.80)           (1.65)
(both realized and unrealized) (1)
   Total from investment operations                                   (5.66)           (1.57)
 Less distributions :
  Dividends (from net investment income)                               (.25)               -
  Distributions (from capital gains)                                  (3.10)               -
   Total distributions                                                (3.35)               -
Net asset value, end of period                                       $19.53           $28.54
Total return (2)                                                    (22.06)%          (5.21)%
Ratios/supplemental data:
 Net assets, end of period (in millions)                               $445             $260
 Ratio of expenses to average net assets                               1.57%       1.53% (4)
 Ratio of net income to average net assets                              .60%        .56% (4)


                                                                    Class C          Class F

                                                                March 15 to      March 15 to
                                                              September 30,    September 30,
                                                                   2001 (3)         2001 (3)
Net asset value, beginning of period                                 $22.42           $22.59
 Income from investment operations :
  Net investment income (1)                                            (.01)             .10
  Net (losses) gains on securities                                    (2.83)           (2.87)
(both realized and unrealized) (1)
   Total from investment operations                                   (2.84)           (2.77)
 Less distributions :
  Dividends (from net investment income)                               (.08)            (.10)
  Distributions (from capital gains)                                      -                -
   Total distributions                                                 (.08)            (.10)
Net asset value, end of period                                       $19.50           $19.72
Total return (2)                                                    (12.78)%         (12.35)%
Ratios/supplemental data:
 Net assets, end of period (in millions)                                $87              $60
 Ratio of expenses to average net assets                          1.76% (4)         .90% (4)
 Ratio of net income to average net assets                                -         .84% (4)

Supplemental data - all classes

                                                                 Year ended
                                                              September 30,
                                                                        2001             2000      1999
Portfolio turnover rate                                               32.07%           34.25%    29.14%

                                                                        1998             1997
Portfolio turnover rate                                               29.71%           25.68%


1) Based on average shares outstanding.
2) Total returns exclude all sales charges, including contingent deferred sales charges.
3) Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
4) Annualized

Report of Independent Accountants
To the Board of Directors and Shareholders of New Perspective Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of New Perspective Fund (the "Fund") at September 30, 2001, the results of its operations, the changes in its net assets and the per-share data and ratios for the each of the periods presented in conformity with accounting principles generally accepted in the United States. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2001


CLASS B, CLASS C AND CLASS F
Average annual compound returns for periods
 ended September 30, 2001:
                                                                  One      Life of
                                                                 Year        Class
CLASS B SHARES
Reflecting applicable contingent deferred
sales charge (CDSC), maximum of 5%, payable
only if shares are sold within six years
of purchase                                                   -25.48%   -19.67%(1)
Not reflecting CDSC                                           -22.06%   -17.79%(1)

CLASS C SHARES
Reflecting applicable CDSC, maximum of 1%,
payable only if shares are sold within
one year of purchase                                                -   -13.65%(2)
Not reflecting CDSC                                                 -   -12.78%(2)

CLASS F SHARES
Not reflecting annual asset-based fee                               -   -12.35%(2)
charged by sponsoring firm

(1) From March 15, 2000, when Class B shares first became available.
(2) From March 15, 2001 when Class C and Class
F shares first became available.

Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended September 30, 2001, the fund paid a long-term capital gain distribution of $3,611,586,000. The fund also designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year ended September 30, 2001 is $30,183,000. Foreign source income earned by the fund for the fiscal year ended September 30, 2001 was $436,656,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 39% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 0.4% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                     PART C
                               OTHER INFORMATION
                           NEW PERSPECTIVE FUND, INC.

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 53 filed 3/13/01)
(b) Previously filed (see Post-Effective Amendment No. 47 filed 11/26/97)
(c) Previously filed (see Post-Effective Amendment No. 53 filed 3/13/01)
(d) Previously filed (see Post-Effective Amendment No. 52 filed 11/29/00)
(e) Previously filed (see Post-Effective Amendment No. 53 filed 3/13/01)
(f) None
(g) Form of Global Custody Agreement
(h) Previously filed (see Post-Effective Amendment No. 53 filed 3/13/01)
(i) Previously filed (see Post-Effective Amendment No. 53 filed 3/13/01)
(j) Consent of Independent Accountants
(k) None
(l) None
(m) Previously filed (see Post-Effective Amendment No. 53 filed 3/13/01)
(n) Previously filed (see Post-Effective Amendment No. 53 filed 3/13/01)
(o) None
(p) Previously filed (see Post-Effective Amendment No. 53 filed 3/13/01)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

 Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

 Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

 Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

 Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

 Article VI of the Articles of Incorporation of the fund provides that the fund shall indemnify directors or officers of the fund against certain actions, including expenses incurred except that "[N]othing  ......... shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

 None

ITEM 27. PRINCIPAL UNDERWRITERS

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                    (2)              (3)



       NAME AND PRINCIPAL                 POSITIONS AND OFFICES          POSITIONS AND OFFICES

          BUSINESS ADDRESS                  WITH UNDERWRITER               WITH REGISTRANT



       David L. Abzug                     Vice President                 None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                       Vice President                 None

       1501 N. University, Suite
       227A

       Little Rock, AR 72207



       Robert B. Aprison                  Vice President                 None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                 Vice President                 None



       Steven L. Barnes                   Senior Vice President          None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                      Vice President                 None



       Michelle A. Bergeron               Senior Vice President          None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                Regional Vice President        None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                    Senior Vice President          None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                  Vice President                 None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                      Senior Vice President          None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                  Senior Vice President          None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       Alan Brown                         Vice President                 None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                     Vice President                 None



       Cody Callaway                      Regional Vice President        None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew Carlisle                   Regional Vice President        None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian Carroll                     Regional Vice President        None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey                     Vice President                 None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                  Senior Vice President          None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin              Senior Vice President          None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                   Vice President                 None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David Charlton                     Senior Vice President          None



L      Larry P. Clemmensen                Director                       None



L      Kevin G. Clifford                  Director, President and        None
                                          Co-Chief

                                          Executive Officer



H      Cheri Coleman                      Assistant Vice President       None



       Ruth M. Collier                    Senior Vice President          None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                    Vice President                 None



       Carlo O. Cordasco                  Regional Vice President        None

       101 Five Forks Lane

       Hampton, VA 23669



       Thomas E. Cournoyer                Vice President                 None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell               Senior Vice President          None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



       William F. Daugherty               Regional Vice President        None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Guy E. Decker                      Regional Vice President        None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis               Vice President                 None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.              Regional Vice President        None

       91 Church Street

       East Aurora, NY 14052



L      Bruce DePriester                   Senior Vice President          None



       Tom Dickson                        Regional Vice President        None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella                 Vice President                 None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                    Senior Vice President          None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                      Senior Vice President          None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                     Director, Executive Vice       None
                                          President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                  Secretary                      None



       Michael J. Dullaghan               Regional Vice President        None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan                   Senior Vice President          None



       Robert W. Durbin                   Vice President                 None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                   Senior Vice President          None



       Timothy L. Ellis                   Regional Vice President        None

       1441 Canton Mart Road, Suite
       9

       Jackson, MS 39211



       John R. Fodor                      Senior Vice President          None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                    Regional Vice President        None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                   Senior Vice President          None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda Gardner                      Assistant Vice President       None



B      Evelyn K. Glassford                Vice President                 None



       Jeffrey J. Greiner                 Vice President                 None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                 Director                       Director



B      Mariellen Hamann                   Vice President                 None



       Derek S. Hansen                    Regional Vice President        None

       13033 Ridgedale Drive, PMB
       147
       Minnetonka, MN 55305



       David E. Harper                    Senior Vice President          None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                    Vice President                 None



       Steve Hipsley                      Regional Vice President        None

       100 Kaydeross Park Road

       Saratoga Springs, NY 12866



       Ronald R. Hulsey                   Senior Vice President          None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                    Vice President                 None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                Director                       None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                   Senior Vice President          None



       John P. Keating                    Regional Vice President        None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32003



       Dorothy Klock                      Vice President                 None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



H      Dianne L. Koske                    Assistant Vice President



       Andrew R. LeBlanc                  Regional Vice President        None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis                      Vice President                 None



       T. Blake Liberty                   Vice President                 None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                       Regional Vice President        None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy                     Vice President                 None



I      Kelle Lindenberg                   Assistant Vice President       None



       Louis K. Linquata                  Regional Vice President        None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace                 Director                       None



       Stephen A. Malbasa                 Director, Senior Vice          None
                                          President

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                   Senior Vice President          None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar                  Director, Senior Vice          None
                                          President



L      E. Lee McClennahan                 Senior Vice President          None



       James R. McCrary                   Regional Vice President        None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin                 Senior Vice President          None



       Terry W. McNabb                    Vice President                 None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott Meade                        Regional Vice President        None

       41 South Road

       Rye Beach, NH 03871



       Monty Moncrief                     Regional Vice President        None

       55 Chandler Creek

       The Woodlands, TX 77381



       William E. Noe                     Vice President                 None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                     Vice President                 None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                      Vice President                 None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                   Regional Vice President        None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                      Regional Vice President        None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                    Regional Vice President        None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                    Regional Vice President        None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                   Senior Vice President          None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                Assistant Vice President       None



       Carl S. Platou                     Vice President                 None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



S      Richard P. Prior                   Vice President                 None



       Steven J. Reitman                  Senior Vice President          None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                   Vice President                 None

       425 South Pitt Street

       Alexandria, VA 22314



L      Julie D. Roth                      Vice President                 None



L      James F. Rothenberg                Director                       None



       Douglas F. Rowe                    Vice President                 None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey               Vice President                 None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                        Assistant Vice President       None



       Dean B. Rydquist                   Senior Vice President          None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                  Senior Vice President          None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                Vice President                 None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield               Regional Vice President        None

       201 McIver Street

       Greenville, SC 29601



L      R. Michael Shanahan                Director                       None



       Brad W. Short                      Regional Vice President        None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                     Chairman of the Board and      None

       1000 RIDC Plaza, Suite 212         Co-Chief Executive
                                          Officer

       Pittsburgh, PA 15238



       William P. Simon                   Senior Vice President          None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                    Regional Vice President        None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                    Senior Vice President          None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft            Vice President                 None



       Anthony L. Soave                   Regional Vice President        None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Soullier                Assistant Vice President       None



       Nicholas D. Spadaccini             Vice President                 None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo               Assistant Vice President       None



       Daniel S. Spradling                Senior Vice President          None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein                      Assistant Vice President       None



LW     Eric H. Stern                      Director                       None



       Brad Stillwagon                    Regional Vice President        None

       2438 Broadmeade Road

       Louisville, KY 40205



B      Max D. Stites                      Vice President                 None



       Thomas A. Stout                    Vice President                 None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                  Vice President                 None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri               Senior Vice President          None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor                     Assistant Vice President       None



       Gary J. Thoma                      Regional Vice President        None

       21 White Cloud

       HCR 1 Box 172-A

       Keshena, WI 54135



       Cindy Thompson                     Regional Vice President        None

       23412 Pacific Park Drive, #5C

       Aliso Viejo, CA 92656



L      James P. Toomey                    Vice President                 None



I      Christopher E. Trede               Vice President                 None



       George F. Truesdail                Senior Vice President          None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith               Vice President                 None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                     Regional Vice President        None

       39 Old Course Drive

       Newport Beach, CA 92660



       Thomas E. Warren                   Vice President                 None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                      Senior Vice President,         None

                                          Treasurer and Controller



       Gregory J. Weimer                  Vice President                 None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                   Director                       None



SF     Gregory W. Wendt                   Director                       None



       George J. Wenzel                   Regional Vice President        None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                    Assistant Vice President       None



SF     N. Dexter Williams, Jr.            Senior Vice President          None



       Timothy J. Wilson                  Vice President                 None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                  Vice President                 None



H      Marshall D. Wingo                  Director, Senior Vice          None
                                          President



L      Robert L. Winston                  Director, Senior Vice          None
                                          President



       William R. Yost                    Senior Vice President          None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young                  Regional Vice President        None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                    Regional Vice President        None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea,
California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a


                         SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 28th day of November, 2001.

  NEW PERSPECTIVE FUND, INC.
  By  /s/ Walter P. Stern
   (Walter P. Stern, Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on November 28, 2001, by the following persons in the capacities indicated.

(1)Principal Executive Officer:

 /s/ Gina H. Despres                                        President and Director

(Gina H. Despres)

(2)Principal Financial Officer and

Principal Accounting Officer:

 /s/ R. Marcia Gould                                        Treasurer

(R. Marcia Gould)

(3)Directors:

Elisabeth Allison*                                          Director

Vanessa Chang*                                              Director

/s/ Gina H. Despres                                         President and Director

(Gina H. Despres)

Robert A. Fox*                                              Director

Alan Greenway*                                              Director

Paul G. Haaga, Jr.*                                         Director

Koichi Itoh*                                                Director

Gregg E. Ireland                                            Director

William H. Kling*                                           Director

Jon B. Lovelace*                                            Vice Chairman and Director

John G. McDonald*                                           Director

William I. Miller*                                          Director







Kirk P. Pendleton*                                          Director

Donald E. Petersen*                                         Director

Rozanne L. Ridgway*                                         Director


  /s/ Walter P. Stern                    Chairman of the Board
 (Walter P. Stern)

 *By  /s/ Vincent P. Corti
  (Vincent P. Corti, Attorney-in-Fact)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

    /s/ Kristine M. Nishiyama
   (Kristine M. Nishiyama)